The Variable
Annuity
Contract

issued by

METLIFE INVESTORS
VARIABLE ANNUITY
ACCOUNT ONE
(formerly, Cova Variable
Annuity Account One)

and

METLIFE INVESTORS
INSURANCE COMPANY
(formerly, Cova Financial
Services Life Insurance
Company)


This prospectus describes the Variable Annuity Contract offered by MetLife Investors Insurance Company (MetLife Investors or we or us).

The annuity contract has 58 investment choices -- a fixed account which offers an interest rate which is guaranteed by us, and 57 investment portfolios listed below. You can put your money in the fixed account and/or any of these investment portfolios.

AIM Variable Insurance Funds:
     AIM V.I. Capital Appreciation Fund
     AIM V.I. International Equity Fund
     AIM V.I. Value Fund

Alliance Variable Products
Series Fund, Inc. (Class B):
     Premier Growth Portfolio
     AllianceBernstein Real Estate Investment Portfolio
     AllianceBernstein Value Portfolio
     AllianceBernstein Small Cap Value Portfolio

American Century Variable Portfolios, Inc.:
     VP Income & Growth Fund
     VP International Fund
     VP Value Fund

Dreyfus Stock Index Fund (Service Shares)
Dreyfus Variable Investment Fund (Service Shares):
     Appreciation Portfolio
     Disciplined Stock Portfolio

Fidelity Variable Insurance Products Fund
(Service Class 2):
     High Income Portfolio
     Growth Portfolio
     Equity-Income Portfolio

Franklin Templeton Variable Insurance
Products Trust, Class 2 Shares:
     Franklin Small Cap Fund
     Templeton Developing Markets Securities Fund
     Templeton International Securities Fund
     Mutual Shares Securities Fund

Goldman Sachs Variable Insurance Trust ("VIT"):
     Goldman Sachs VIT Growth and Income Fund
     Goldman Sachs VIT Internet Tollkeeper FundSM
     Goldman Sachs VIT Global Income Fund
     Goldman Sachs VIT International Equity Fund

Goldman Sachs VIT Internet Tollkeeper Fund is a service mark of Goldman, Sachs & Co.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

INVESCO Variable Investment Funds, Inc.:
     INVESCO VIF - Dynamics Fund
     INVESCO VIF - High Yield Fund

Liberty Variable Investment Trust:
     Newport Tiger Fund, Variable Series (Class A)

Met Investors Series Trust (Class B):
     J.P. Morgan Enhanced Index Portfolio
     J.P. Morgan International Equity Portfolio
     J.P. Morgan Quality Bond Portfolio
     J.P. Morgan Select Equity Portfolio
     J.P. Morgan Small Cap Stock Portfolio
     Lord Abbett Bond Debenture Portfolio
     Lord Abbett Developing Growth Portfolio
     Lord Abbett Growth and Income Portfolio
     Lord Abbett Growth Opportunities Portfolio
     Lord Abbett Mid-Cap Value Portfolio
     PIMCO Money Market Portfolio

MFS Variable Insurance Trust
(Service Class):
     MFS Emerging Growth Series
     MFS Global Governments Series
     MFS Investors Trust Series
        (prior to May 1, 2001, MFS Growth
        With Income Series)
     MFS High Income Series
     MFS Research Series
     MFS New Discovery Series

PIMCO Variable Insurance Trust (Administrative Class):
     PIMCO High Yield Bond Portfolio
     PIMCO Low Duration Bond Portfolio
     PIMCO StocksPLUS Growth
        and Income Portfolio
     PIMCO Total Return Bond Portfolio

Putnam Variable Trust:
     Putnam VT Growth and Income Fund -
        Class IB Shares
     Putnam VT International Growth Fund -
        Class IB Shares
     Putnam VT International New Opportunities
        Fund - Class IB Shares
     Putnam VT New Value Fund - Class IB Shares
     Putnam VT Vista Fund - Class IB Shares

Scudder Variable Series I (Class B) (formerly, Scudder Variable Life Investment
Fund):
     International Portfolio

Scudder Variable Series II
(formerly, Kemper Variable Series):
     Scudder Government Securities Portfolio
     Scudder Small Cap Growth Portfolio
     Scudder Small Cap Value Portfolio

Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife Investors Variable Annuity Contract.

To learn more about the MetLife Investors Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2001. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 38 of this prospectus. For a free copy of the SAI, call us at (800) 343-8496 or write to us at: P.O. Box 10366, Des Moines, Iowa 50306-0366.

The Contracts:

o    are not bank deposits
o    are not federally insured
o    are not endorsed by any bank or government agency
o    are not guaranteed and may be subject to loss of principal

May 1, 2001

TABLE OF CONTENTS                                         Page

 INDEX OF SPECIAL TERMS                                      3

 HIGHLIGHTS                                                  4

 FEE TABLE                                                   5

  1.  THE ANNUITY CONTRACT                                  18

  2.  PURCHASE                                              18
      Purchase Payments                                     18
      Allocation of Purchase Payments                       18
      Free Look                                             19
      Accumulation Units                                    19
      Account Value                                         19
      Contract Exchanges                                    19

  3.  INVESTMENT OPTIONS                                    20
      Transfers                                             22
      Dollar Cost Averaging Programs                        24
      Automatic Rebalancing Program                         25
      Recognized Asset Allocation Programs                  25
      Voting Rights                                         25
      Substitution                                          25

  4.  EXPENSES                                              25
      Product Charges                                       26
      Account Fee                                           26
      GMIB - Living Benefit Rider Charge                    26
      Withdrawal Charge                                     26
      Reduction or Elimination of the
         Withdrawal Charge                                  27
      Premium Taxes                                         28
      Transfer Fee                                          28
      Income Taxes                                          28
      Investment Portfolio Expenses                         28

  5.  ANNUITY PAYMENTS (THE INCOME PHASE)                   28
      Annuity Date                                          28
      Annuity Payments                                      28
      Annuity Options                                       29
      Guaranteed Minimum Income Benefit -
         Living Benefit                                     29

  6.  TAXES                                                 31
      Annuity Contracts in General                          31
      Qualified and Non-Qualified Contracts                 31
      Withdrawals - Non-Qualified Contracts                 32
      Withdrawals - Qualified Contracts                     32
      Withdrawals - Tax-Sheltered Annuities                 32
      Death Benefits                                        33
      Diversification                                       33

  7.  ACCESS TO YOUR MONEY                                  33
      Systematic Withdrawal Program                         34
      Suspension of Payments or Transfers                   34

  8.  PERFORMANCE                                           34

  9.  DEATH BENEFIT                                         35
      Upon Your Death                                       35
      General Death Benefit Provisions                      37
      Death of Annuitant                                    37

10.   OTHER INFORMATION                                     37
      MetLife Investors                                     37
      The Separate Account                                  37
      Distributor                                           38
      Ownership                                             38
      Beneficiary                                           38
      Annuitant                                             38
      Assignment                                            38
      Financial Statements                                  38

TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION                                      38

APPENDIX A
Participating Investment Portfolios                        A-1

APPENDIX B
Performance Information                                    B-1

APPENDIX C
EDCA Examples with Multiple Purchase Payments              C-1

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.

                                                          Page

Account Value                                               19
Accumulation Phase                                          18
Accumulation Unit                                           19
Annuitant                                                   38
Annuity Date                                                28
Annuity Options                                             29
Annuity Payments                                            28
Annuity Unit                                                19
Beneficiary                                                 38
Fixed Account                                               18
Income Base                                                 30
Income Phase                                                18
Investment Portfolios                                       20
Joint Owner                                                 38
Non-Qualified                                               31
Owner                                                       38
Purchase Payment                                            18
Qualified                                                   31
Tax Deferral                                                31

HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the owner, and us, the insurance company. The contract provides a means for investing on a tax-deferred basis in our fixed account and the investment portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract you have a choice of death benefits and guaranteed income options. You can also select the guaranteed minimum income benefit ("Living Benefit").

The contract, as in all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the accumulation phase, we may assess a withdrawal charge of up to 7%. The income phase occurs when you begin receiving regular annuity payments from your contract.

You can choose to receive annuity payments on a variable basis, a fixed basis, or a combination of both. If you choose variable payments, the amount of the variable annuity payments will depend upon the investment performance of the investment portfolios you select for the income phase. If you choose fixed payments, the amount of the fixed annuity payments is level for the income phase.

Free Look. If you cancel the contract within 10 days after receiving it (or whatever period is required in your state), we will cancel the contract without deducting a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request. This amount may be more or less than your payment depending upon the performance of the portfolios and you bear the risk of any decline in account value. We do not refund any charges or deductions assessed during the free look period. We will return your payment if required by law.

Tax Penalty. The earnings in your contract are not taxed until you take money out of your contract. If you take money out during the accumulation phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the income phase are considered partly a return of your original investment.

Inquiries. If you need more information, please contact us at:

                     MetLife Investors Distribution Company
                                  P.O. Box 10366
                           Des Moines, Iowa 50306-0366
                                 (800) 343-8496

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE FEE TABLE

The purpose of the Fee Table is to show you the various expenses you will incur directly or indirectly with the contract. The Fee Table reflects expenses of the Separate Account as well as of the investment portfolios. The annual expenses of the portfolios and the examples are based on data provided by the respective underlying fund companies. We have not independently verified such data.

Owner Transaction Expenses
Withdrawal Charge (see Note 1 on page 11)
     (as a percentage of purchase payments)

Number of Complete Years from
Receipt of Purchase Payment              % Charge
-----------------------------------     ------------
              0                               7
              1                               6
              2                               6
              3                               5
              4                               4
              5                               3
              6                               2
              7 and thereafter                0

Transfer Fee
     No charge for first 12 transfers in a contract year; thereafter, the fee is $25 per transfer. (MetLife Investors is currently waiving the transfer fee but reserves the right to charge it in the future.)

Account Fee (see Note 2 on page 11)
     $30 per contract per year if account value is less than $50,000



Living Benefit Rider Charge (If you select the Living Benefit rider):

     (See "Annuity Payments (The Income Phase) -
     Guaranteed Minimum Income Benefit" for a definition of Income Base)

     .35% of Income Base

Separate Account Annual Expenses
(referred to as Separate Account Product Charges)
(as a percentage of average account value in separate account)

Mortality and Expense Charge                            1.15%
Administration Charge                                    .25%
                                                      -------
Total Separate Account Annual Expenses                  1.40%

Death Benefit Rider Charge (If you select other death benefit riders) (as a percentage of average account value in separate account):

Compounded-Plus Death Benefit                          .15%
Additional Death Benefit-Earnings
Preservation Benefit                                   .25%

Investment Portfolio Expenses
(as a percentage of the average daily net assets of an investment portfolio)

                                                                                                                Total Annual
                                                                                                             Portfolio Expenses
                                                  Management Fees                    Other Expenses            (after expense
                                                (after fee waivers     12b-1         (after expense             reimbursement
                                                    for certain        Fees/        reimbursement for         and/or fee waivers
                                                    Portfolios)     Service Fees  certain Portfolios)      for certain Portfolios)
------------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund                 .61%              N/A              .21%                        .82%
   AIM V.I. International Equity Fund                 .73%              N/A              .29%                       1.02%
   AIM V.I. Value Fund                                .61%              N/A              .23%                        .84%
------------------------------------------------------------------------------------------------------------------------------------

Alliance Variable Products Series Fund, Inc. (Class B)
   Premier Growth Portfolio                          1.00%             .25%              .05%                       1.30%
   AllianceBernstein Real Estate
      Investment Portfolio (1)                        .18%             .25%              .77%                       1.20%
   AllianceBernstein Value Portfolio (2)              .11%             .25%              .84%                       1.20%
   AllianceBernstein Small Cap
      Value Portfolio (2)                             .04%             .25%              .91%                       1.20%
------------------------------------------------------------------------------------------------------------------------------------

American Century Variable Portfolios, Inc.
   VP Income & Growth Fund                            .70%              N/A                .0%                       .70%
   VP International Fund                             1.23%              N/A                .0%                      1.23%
   VP Value Fund                                     1.00%              N/A                .0%                      1.00%
------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Stock Index Fund (Service Shares) (3)
                                                      .25%             .25% (4)          .01% (5)                    .51%
------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Variable Investment Fund (Service Shares)
   Dreyfus VIF - Appreciation Portfolio (3)           .75%             .25% (4)          .03% (5)                   1.03%
   Dreyfus VIF - Disciplined Stock Portfolio (3) (6)  .75%             .25% (4)          .00% (5)                   1.00%
------------------------------------------------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund (Service Class 2)
   High Income Portfolio                              .58%             .25%              .18%                       1.01%
   Growth Portfolio (7)                               .57%             .25%              .09%                        .91%
   Equity-Income Portfolio (7)                        .48%             .25%              .10%                        .83%
------------------------------------------------------------------------------------------------------------------------------------

Franklin Templeton Variable Insurance Products Trust, Class 2 Shares (8)
   Franklin Small Cap Fund (9)                        .49%             .25%              .28%                       1.02%
   Templeton Developing Markets
      Securities Fund                                1.25%             .25%              .31%                       1.81%
   Templeton International Securities Fund            .67%             .25%              .20%                       1.12%
   Mutual Shares Securities Fund                      .60%             .25%              .20%                       1.05%
------------------------------------------------------------------------------------------------------------------------------------

(as a percentage of the average daily net assets of an investment portfolio)

                                                                                                                Total Annual
                                                                                                             Portfolio Expenses
                                                  Management Fees                    Other Expenses            (after expense
                                                (after fee waivers     12b-1         (after expense             reimbursement
                                                    for certain        Fees/        reimbursement for         and/or fee waivers
                                                    Portfolios)     Service Fees  certain Portfolios)      for certain Portfolios)
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust ("VIT") (10)
   Goldman Sachs VIT Growth
      and Income Fund                                 .75%              N/A              .25%                       1.00%
   Goldman Sachs VIT Internet Tollkeeper Fund        1.00%              N/A              .25%                       1.25%
   Goldman Sachs VIT Global Income Fund               .90%              N/A              .25%                       1.15%
   Goldman Sachs VIT International
      Equity Fund                                    1.00%              N/A              .35%                       1.35%
------------------------------------------------------------------------------------------------------------------------------------

INVESCO Variable Investment Funds, Inc. (11)
   INVESCO VIF - Dynamics Fund                        .75%              N/A              .34%                       1.09%
   INVESCO VIF - High Yield Fund                      .60%              N/A              .45%                       1.05%
------------------------------------------------------------------------------------------------------------------------------------

Liberty Variable Investment Trust
   Newport Tiger Fund, Variable Series (Class A)      .90%              N/A              .25%                       1.15%
------------------------------------------------------------------------------------------------------------------------------------

Met Investors Series Trust (Class B) (12)
   J.P. Morgan Enhanced Index Portfolio               .56%             .25%              .09%                        .90%
   J.P. Morgan International Equity Portfolio         .69%             .25%              .36%                       1.30%
   J.P. Morgan Quality Bond Portfolio                 .43%             .25%              .17%                        .85%
   J.P. Morgan Select Equity Portfolio                .61%             .25%              .07%                        .93%
   J.P. Morgan Small Cap Stock Portfolio              .85%             .25%              .17%                       1.27%
   Lord Abbett Bond Debenture Portfolio               .60%             .25%              .10%                        .95%
   Lord Abbett Developing Growth Portfolio            .61%             .25%              .34%                       1.20%
   Lord Abbett Growth and Income Portfolio            .59%             .25%              .05%                        .89%
   Lord Abbett Growth Opportunities Portfolio          .0%             .25%              .85%                       1.10%
   Lord Abbett Mid-Cap Value Portfolio                .64%             .25%              .26%                       1.15%
   PIMCO Money Market Portfolio                        .0%             .25%              .50%                        .75%
------------------------------------------------------------------------------------------------------------------------------------

MFS Variable Insurance Trust (Service Class) (13) (14)
   MFS Emerging Growth Series                         .75%             .20%              .10%                       1.05%
   MFS Global Governments Series (15)                 .75%             .20%              .16%                       1.11%
   MFS Investors Trust Series                         .75%             .20%              .12%                       1.07%
   MFS High Income Series (15)                        .75%             .20%              .16%                       1.11%
   MFS Research Series                                .75%             .20%              .10%                       1.05%
   MFS New Discovery Series (15)                      .90%             .20%              .16%                       1.26%
------------------------------------------------------------------------------------------------------------------------------------

PIMCO Variable Insurance Trust (Administrative Class) (16)
   PIMCO High Yield Bond Portfolio                    .25%             .15%              .35%                        .75%
   PIMCO Low Duration Bond Portfolio                  .25%             .15%              .25%                        .65%
   PIMCO StocksPLUS Growth and
      Income Portfolio                                .40%             .15%              .10%                        .65%
   PIMCO Total Return Bond Portfolio                  .25%             .15%              .25%                        .65%
------------------------------------------------------------------------------------------------------------------------------------

(as a percentage of the average daily net assets of an investment portfolio)

                                                                                                                Total Annual
                                                                                                             Portfolio Expenses
                                                  Management Fees                    Other Expenses            (after expense
                                                (after fee waivers     12b-1         (after expense             reimbursement
                                                    for certain        Fees/        reimbursement for         and/or fee waivers
                                                    Portfolios)     Service Fees  certain Portfolios)      for certain Portfolios)
------------------------------------------------------------------------------------------------------------------------------------
Putnam Variable Trust
   Putnam VT Growth and Income Fund -
     Class IB Shares                                  .46%            .25% (17)          .04%                        .75%
   Putnam VT International Growth Fund -
      Class IB Shares                                 .76%            .25% (17)          .18%                       1.19%
   Putnam VT International New
      Opportunities Fund - Class IB Shares           1.00%            .25% (17)          .21%                       1.46%
   Putnam VT New Value Fund - Class IB Shares         .70%            .25% (17)          .09%                       1.04%
   Putnam VT Vista Fund - Class IB Shares             .60%            .25% (17)          .07%                        .92%
------------------------------------------------------------------------------------------------------------------------------------

Scudder Variable Series I (Class B)
   International Portfolio                            .82%             .25%              .14%                       1.21%
------------------------------------------------------------------------------------------------------------------------------------

Scudder Variable Series II
   Scudder Government Securities Portfolio            .55%              N/A              .05%                        .60%
   Scudder Small Cap Growth Portfolio                 .65%              N/A              .07%                        .72%
   Scudder Small Cap Value Portfolio (18)             .75%              N/A              .06%                        .81%
------------------------------------------------------------------------------------------------------------------------------------

(1) The expenses shown with respect to the AllianceBernstein Real Estate Investment Portfolio are estimated net of contractual fee waivers. Expenses have been capped at 1.20% annually. This waiver extends through the Fund's current fiscal year and may be extended by Alliance for additional one year terms. The estimated expenses for the AllianceBernstein Real Estate Investment Portfolio, before reimbursement, are .90% management fees, .25% for 12b-1 fees and .77% for other expenses. The estimated Total Annual Portfolio Expenses, before reimbursement, are 1.92%.

(2) The expenses shown with respect to the AllianceBernstein Value Portfolio and the AllianceBernstein Small Cap Value Portfolio are estimated net of contractual fee waivers. Expenses have been capped at 1.20% annually for each of these Portfolios. This waiver extends through the Fund's current fiscal year and may be extended by Alliance for additional one year terms. The estimated expenses for the AllianceBernstein Value Portfolio, before reimbursement, are .75% management fees, .25% for 12b-1 fees and .84% for other expenses. The estimated Total Annual Portfolio Expenses for the AllianceBernstein Value Portfolio, before reimbursement, are 1.84%. The estimated expenses for the AllianceBernstein Small Cap Value Portfolio, before reimbursement, are 1.00% management fees, .25% for 12b-1 fees and .91% for other expenses. The estimated Total Annual Portfolio Expenses for the AllianceBernstein Small Cap Value Portfolio, before reimbursement, are 2.16%.

(3) The figures set forth in the above Expense Table are for the fiscal year ended December 31, 2000, except that they have been restated to reflect the rule 12b-1 fee for the Service Shares. Actual Expenses in future years may be higher or lower than the figures given above.

(4) The Rule 12b-1 Fees deducted from the Service Class Shares of these portfolios cover certain distribution and shareholder support services provided by the insurance company selling contracts investing in those portfolios. The amount of the 12b-1 Fee is 0.25%.

(5) Other expenses for the Service Share Class are based on other expenses for the Initial Share Class for the past fiscal year.

(6) The Dreyfus Corporation has agreed, until December 31, 2001, to waive receipt of its fees and/or assume the expenses of the portfolio so that the expenses of the Service Class Shares (excluding taxes, brokerage commissions, extraordinary expenses, interest expenses and commitment fees on borrowings) do not exceed 1.00%. The expense information in the table has been restated to reflect the reimbursement and/or waiver for the fiscal year ending December 31, 2001. Without such waivers or reimbursements, the estimated management fee, 12b-1 Fee, other expenses and total portfolio annual expenses for the Service Class Shares would be, as a percentage of assets: 0.75%, 0.25%, 0.06% and 1.06%, respectively.

(7) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the fund prospectus for details.

(8) The Fund's class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.

(9) Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights table included in the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2000 because they have been restated due to a new management agreement effective May 1, 2000. The manager has agreed in advance to make an estimated reduction of .04% of its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Without such reduction, total annual expenses would have been 1.06%.

(10) The investment advisers to the Goldman Sachs Growth and Income, International Equity, Global Income and Internet Tollkeeper Funds have voluntarily agreed to reduce or limit certain "Other Expenses" of such Funds (excluding management fees, taxes, interest, brokerage fees, litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.25%, 0.35%, 0.25% and 0.25% per annum of such Funds' average daily net assets, respectively. The expenses shown include this reimbursement. If not included, the "Other Expenses" and "Total Annual Portfolio Expenses" for the Goldman Sachs Growth and Income, International Equity, Global Income and Internet Tollkeeper Funds would be .47% and 1.22%, .99% and 1.99%, 2.05% and 2.95% and 4.62% and 5.62%, respectively.
     The Fund's expenses shown in the fee table are based on actual expenses for the fiscal year ended December 31, 2000.

(11) Certain expenses of the VIF-Dynamics Fund were absorbed voluntarily by INVESCO. This commitment may be changed at any time following consultation with the board of directors. After the absorption, but excluding any separate offset arrangements, the Fund's other expenses and Total Annual Fund operating expenses for the year ended December 31, 2000 were the same as shown in the table above.

(12) Met Investors Advisory Corp. ("investment manager") and Met Investors Series Trust have entered into an Expense Limitation Agreement whereby, for a period of at least one year from commencement of operations (February 12,
     2001), the total of management fees and other expenses of certain Portfolios will not exceed, in any year in which the Agreement is in effect, the following percentages: .60% for the J.P. Morgan Quality Bond Portfolio, .70% for the Lord Abbett Bond Debenture Portfolio, .90% for the Lord Abbett Mid-Cap Value Portfolio, .65% for the Lord Abbett Growth and Income, PIMCO Total Return and J.P. Morgan Enhanced Index Portfolios, .95% for the Lord Abbett Developing Growth Portfolio, 1.05% for the J.P. Morgan International Equity Portfolio, .85% for the Lord Abbett Growth Opportunities Portfolio, and .50% for the PIMCO Money Market Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may, with the approval of the Trust's Board of Trustees, be repaid to the investment manager.

     The amounts shown above under "Other Expenses" are an estimate of what the expenses will be, for the period ending December 31, 2001, after expense reimbursement. Absent these expense reimbursement arrangements (and including 12b-1 fees), the total annual portfolio expenses for the year ending December 31, 2001 are estimated to be: 0.96% for the J.P. Morgan Quality Bond Portfolio, 1.38% for the J.P. Morgan International Equity Portfolio, 1.21% for the Lord Abbett Mid-Cap Value Portfolio, 1.34% for the Lord Abbett Developing Growth Portfolio, 4.30% for the Lord Abbett Growth Opportunities Portfolio, and 1.21% for the PIMCO Money Market Portfolio.

(13) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursement agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. The expenses shown in the table above under "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series.

(14) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of service class shares (these fees are referred to as distribution fees).

(15) MFS has contractually agreed, subject to reimbursement by the series, to bear expenses for these series such that each series' "Other Expenses" (after taking into account the expense offset arrangement described in footnote 13) do not exceed .15% annually. These contractual fee arrangements will continue until at least May 1, 2002, unless changed with the consent of the board of trustees which oversees the series. Absent the expense reimbursement, the Total Annual Portfolio Expenses for the year ended December 31, 2000, would have been 1.27% with respect to the MFS Global Governments Series, 1.19% with respect to the MFS High Income Series and 1.29% with respect to the MFS New Discovery Series.

(16) PIMCO has contractually agreed to reduce total annual Portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.75%, 0.65%, 0.65% and 0.65% of the High Yield Bond, Low Duration Bond, StocksPLUS Growth and Income and Total Return Bond Portfolios, respectively, of average daily net assets. Without such reductions, the Total Annual Portfolio Expenses would have been .66% for the Total Return Bond Portfolio.

(17) Restated to reflect an increase in 12b-1 fees currently payable to Putnam Investment Management, LLC ("Putnam Management"). The Trustees currently limit payments on Class IB shares to 0.25% of average net assets. Actual 12b-1 fees during the most recent fiscal year were 0.15% of average net assets.

(18) Pursuant to their respective agreements with Scudder Variable Series II, the investment manager and the accounting agent have agreed, for the one year period commencing on May 1, 2001, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the Scudder Small Cap Value Portfolio to 0.84%.

Explanation of Fee Table

1. After we have had a purchase payment for 7 years, there is no charge by us for a withdrawal of that purchase payment. You may also have to pay income tax and a tax penalty on any money you take out. After the first year, each year you can take up to 10% of your total purchase payments, less the total free withdrawal amount you previously took out in the same contract year without a charge by us. Earnings may be withdrawn at any time without the imposition of the charge.

2. During the accumulation phase, we will not charge the account fee if the value of your contract is $50,000 or more, although, if you make a complete withdrawal, we will charge the account fee.

3. Premium taxes are not reflected. Premium taxes may apply depending on the state where you live.

Examples

o The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

o    For purposes of the examples, the assumed average contract size is $30,000.

o The examples assume that applicable fee waivers and/or reimbursements for the portfolios will continue for the periods shown.

o Chart 1 below assumes that you do not select other death benefit riders or the Living Benefit rider, which is the least expensive way to purchase the contract. In this example, the Separate Account Product Charges equal 1.40%, on an annual basis.

o Chart 2 assumes you select the Compounded-Plus Death Benefit, the Additional Death Benefit - Earnings Preservation Benefit, plus the Living Benefit rider, which is the most expensive way to purchase the contract. In this example, the Separate Account Product Charges equal 1.80%, on an annual basis.

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:(a) if you surrender the contract at the end of each time period; (b) if you do not surrender the contract or if you apply the account value to an annuity option.



Examples (continued)
Chart 1                                                                   Time Periods
                                                  1 year          3 years           5 years          10 years
AIM Variable Insurance Funds

       AIM V.I. Capital Appreciation              (a)  $93.50     (a) $126.26       (a) $159.48      (a) $263.22
                                                  (b)  $23.50     (b) $ 72.26       (b) $123.48      (b) $263.22
       AIM V.I. International Equity              (a)  $95.50     (a) $132.27       (a) $169.50      (a) $283.17
                                                  (b)  $25.50     (b) $ 78.27       (b) $133.50      (b) $283.17
       AIM V.I. Value                             (a)  $93.70     (a) $126.86       (a) $160.49      (a) $265.23
                                                  (b)  $23.70     (b) $ 72.86       (b) $124.49      (b) $265.23
------------------------------------------------------------------------------------------------------------------------------------

Alliance Variable Products Series Fund, Inc. (Class B)
       Premier Growth                             (a)  $98.30     (a) $140.62       (a) $183.35      (a) $310.37
                                                  (b)  $28.30     (b) $ 86.62       (b) $147.35      (b) $310.37
       AllianceBernstein                          (a)  $97.30     (a) $137.65       (a) $178.42      (a) $300.75
          Real Estate Investment                  (b)  $27.30     (b) $ 83.65       (b) $142.42      (b) $300.75

       AllianceBernstein Value                    (a)  $97.30     (a) $137.65       (a) $178.42      (a) $300.75
                                                  (b)  $27.30     (b) $ 83.65       (b) $142.42      (b) $300.75
       AllianceBernstein Small Cap Value          (a)  $97.30     (a) $137.65       (a) $178.42      (a) $300.75
                                                  (b)  $27.30     (b) $ 83.65       (b) $142.42      (b) $300.75
------------------------------------------------------------------------------------------------------------------------------------

American Century Variable Portfolios, Inc.
       VP Income & Growth                         (a)  $92.29     (a) $122.63       (a) $153.42      (a) $251.04
                                                  (b)  $22.29     (b) $ 68.63       (b) $117.42      (b) $251.04
       VP International                           (a)  $97.60     (a) $138.54       (a) $179.90      (a) $303.64
                                                  (b)  $27.60     (b) $ 84.54       (b) $143.90      (b) $303.64
       VP Value                                   (a)  $95.30     (a) $131.67       (a) $168.50      (a) $281.19
                                                  (b)  $25.30     (b) $ 77.67       (b) $132.50      (b) $281.19
------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Stock Index Fund (Service Shares)
                                                  (a) $90.39      (a) $116.87       (a) $143.75      (a) $231.43
                                                  (b) $20.39      (b) $ 62.87       (b) $107.75      (b) $231.43
------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Variable Investment Fund (Service Shares)
       Dreyfus VIF - Appreciation Portfolio       (a) $95.60      (a) $132.57       (a) $170.00      (a) $284.15
                                                  (b) $25.60      (b) $ 78.57       (b) $134.00      (b) $284.15
       Dreyfus VIF - Disciplined                  (a) $95.30      (a) $131.67       (a) $168.50      (a) $281.19
          Stock Portfolio                         (b) $25.30      (b) $ 77.67       (b) $132.50      (b) $281.19
------------------------------------------------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund (Service Class 2 Shares)
       High Income                                (a) $95.40      (a) $131.97       (a) $169.00      (a) $282.18
                                                  (b) $25.40      (b) $ 77.97       (b) $133.00      (b) $282.18
       Growth                                     (a) $94.40      (a) $128.97       (a) $164.00      (a) $272.25
                                                  (b) $24.40      (b) $ 74.97       (b) $128.00      (b) $272.25
       Equity-Income                              (a) $93.60      (a) $126.56       (a) $159.99      (a) $264.23
                                                  (b) $23.60      (b) $ 72.56       (b) $123.99      (b) $264.23
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust, Class 2 Shares

       Franklin Small Cap                         (a) $ 95.50     (a) $132.27       (a) $169.50      (a) $283.17
                                                  (b) $ 25.50     (b) $ 78.27       (b) $133.50      (b) $283.17
       Templeton Developing                       (a) $103.37     (a) $155.65       (a) $208.06      (a) $357.82
          Markets Securities                      (b) $ 33.37     (b) $ 101.65      (b) $172.06      (b) $357.82
       Templeton International Securities         (a) $ 96.50     (a) $135.26       (a) $174.47      (a) $292.98
                                                  (b) $ 26.50     (b) $ 81.26       (b) $138.47      (b) $292.98
       Mutual Shares Securities                   (a) $ 95.80     (a) $133.17       (a) $170.99      (a) $286.12
                                                  (b) $ 25.80     (b) $ 79.17       (b) $134.99      (b) $286.12
------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Variable Insurance Trust
       Goldman Sachs VIT Growth                   (a) $ 95.30     (a) $131.67       (a) $168.50      (a) $281.19
          and Income Fund                         (b) $ 25.30     (b) $ 77.67       (b) $132.50      (b) $281.19
       Goldman Sachs VIT Internet                 (a) $ 97.80     (a) $139.14       (a) $180.89      (a) $305.57
          Tollkeeper Fund                         (b) $ 27.80     (b) $ 85.14       (b) $144.89      (b) $305.57
       Goldman Sachs VIT Global                   (a) $ 96.80     (a) $136.16       (a) $175.95      (a) $295.90
          Income Fund                             (b) $ 26.80     (b) $ 82.16       (b) $139.95      (b) $295.90
       Goldman Sachs VIT International            (a) $ 98.79     (a) $142.11       (a) $185.80      (a) $315.14
          Equity Fund                             (b) $ 28.79     (b) $ 88.11       (b) $149.80      (b) $315.14
------------------------------------------------------------------------------------------------------------------------------------

INVESCO Variable Investment Funds, Inc.

       INVESCO VIF - Dynamics Fund                (a) $  96.20    (a) $134.36       (a) $172.98      (a) $290.04
                                                  (b) $  26.20    (b) $ 80.36       (b) $136.98      (b) $290.04
       INVESCO VIF - High Yield Fund              (a) $  95.80    (a) $133.17       (a) $170.99      (a) $286.12
                                                  (b) $  25.80    (b) $ 79.17       (b) $134.99      (b) $286.12
------------------------------------------------------------------------------------------------------------------------------------

Liberty Variable Investment Trust
       Newport Tiger Fund, Variable Series        (a) $  96.80    (a) $136.16       (a) $175.95      (a) $295.90
          (Class A)                               (b) $  26.80    (b) $ 82.16       (b) $139.95      (b) $295.90
------------------------------------------------------------------------------------------------------------------------------------

Met Investors Series Trust (Class B)

       J.P. Morgan Enhanced Index                 (a) $94.30      (a) $128.67       (a) $163.50      (a) $271.25
                                                  (b) $24.30      (b) $ 74.67       (b) $127.50      (b) $271.25
       J.P. Morgan International Equity           (a)  $98.30     (a) $140.62       (a) $183.35      (a) $310.37
                                                  (b)  $28.30     (b) $ 86.62       (b) $147.35      (b) $310.37
       J.P. Morgan Quality Bond                   (a)  $93.80     (a) $127.16       (a) $160.99      (a) $266.24
                                                  (b)  $23.80     (b) $ 73.16       (b) $124.99      (b) $266.24
       J.P. Morgan Select Equity                  (a)  $94.60     (a) $129.57       (a) $165.00      (a) $274.24
                                                  (b)  $24.60     (b) $ 75.57       (b) $129.00      (b) $274.24
       J.P. Morgan Small Cap Stock                (a)  $98.00     (a) $139.73       (a) $181.87      (a) $307.49
                                                  (b)  $28.00     (b) $ 85.73       (b) $145.87      (b) $307.49
       Lord Abbett Bond Debenture                 (a)  $94.80     (a) $130.17       (a) $166.00      (a) $276.23
                                                  (b)  $24.80     (b) $ 76.17       (b) $130.00      (b) $276.23
       Lord Abbett Developing Growth              (a)  $97.30     (a) $137.65       (a) $178.42      (a) $300.75
                                                  (b)  $27.30     (b) $ 83.65       (b) $142.42      (b) $300.75
       Lord Abbett Growth and Income              (a)  $94.20     (a) $128.37       (a) $163.00      (a) $270.25
                                                  (b)  $24.20     (b) $ 74.37       (b) $127.00      (b) $270.25
       Lord Abbett Growth Opportunities           (a)  $96.30     (a) $134.66       (a) $173.48      (a) $291.02
                                                  (b)  $26.30     (b) $ 80.66       (b) $137.48      (b) $291.02
       Lord Abbett Mid-Cap Value                  (a)  $96.80     (a) $136.16       (a) $175.95      (a) $295.90
                                                  (b)  $26.80     (b) $ 82.16       (b) $139.95      (b) $295.90
       PIMCO Money Market                         (a)  $92.80     (a) $124.15       (a) $155.95      (a) $256.13
                                                  (b)  $22.80     (b) $ 70.15       (b) $119.95      (b) $256.13
------------------------------------------------------------------------------------------------------------------------------------

MFS Variable Insurance Trust (Service Class)
       MFS Emerging Growth                        (a) $  95.80    (a) $133.17       (a) $170.99      (a) $286.12
                                                  (b) $  25.80    (b) $ 79.17       (b) $134.99      (b) $286.12
       MFS Global Governments                     (a) $  96.40    (a) $134.96       (a) $173.97      (a) $292.00
                                                  (b) $  26.40    (b) $ 80.96       (b) $137.97      (b) $292.00
       MFS Investors Trust                        (a) $  96.00    (a) $133.77       (a) $171.99      (a) $288.08
                                                  (b) $  26.00    (b) $ 79.77       (b) $135.99      (b) $288.08
       MFS High Income                            (a) $  96.40    (a) $134.96       (a) $173.97      (a) $292.00
                                                  (b) $  26.40    (b) $ 80.96       (b) $137.97      (b) $292.00
       MFS Research                               (a) $  95.80    (a) $133.17       (a) $170.99      (a) $286.12
                                                  (b) $  25.80    (b) $ 79.17       (b) $134.99      (b) $286.12
       MFS New Discovery                          (a) $  97.90    (a) $139.43       (a) $181.38      (a) $306.53
                                                  (b) $  27.90    (b) $ 85.43       (b) $145.38      (b) $306.53
------------------------------------------------------------------------------------------------------------------------------------

PIMCO Variable Insurance Trust (Administrative Class)

       PIMCO High Yield Bond                      (a) $  92.80    (a) $124.15       (a) $155.95      (a) $256.13
                                                  (b) $  22.80    (b) $ 70.15       (b) $119.95      (b) $256.13
       PIMCO Low Duration Bond                    (a) $  91.79    (a) $121.12       (a) $150.89      (a) $245.92
                                                  (b) $  21.79    (b) $ 67.12       (b) $114.89      (b) $245.92
       PIMCO StocksPLUS                           (a) $  91.79    (a) $121.12       (a) $150.89      (a) $245.92
          Growth & Income                         (b) $  21.79    (b) $ 67.12       (b) $114.89      (b) $245.92
       PIMCO Total Return Bond                    (a) $  91.79    (a) $121.12       (a) $150.89      (a) $245.92
                                                  (b) $  21.79    (b) $ 67.12       (b) $114.89      (b) $245.92
------------------------------------------------------------------------------------------------------------------------------------

Putnam Variable Trust
       Putnam VT Growth and Income                (a) $  92.80    (a) $124.15       (a) $155.95      (a) $256.13
          Fund - Class IB Shares                  (b) $  22.80    (b) $ 70.15       (b) $119.95      (b) $256.13
       Putnam International Growth                (a) $  97.20    (a) $137.35       (a) $177.93      (a) $299.78
          Fund - Class IB Shares                  (b) $  27.20    (b) $ 83.35       (b) $141.93      (b) $299.78
       Putnam International New                   (a) $  99.89    (a) $145.36       (a) $191.17      (a) $325.54
          Opportunities Fund - Class IB Shares    (b) $  29.89    (b) $ 91.36       (b) $155.17      (b) $325.54
       Putnam VT New Value                        (a) $  95.70    (a) $132.87       (a) $170.49      (a) $285.14
          Fund - Class IB Shares                  (b) $  25.70    (b) $ 78.87       (b) $134.49      (b) $285.14
       Putnam VT Vista                            (a) $  94.50    (a) $129.27       (a) $164.50      (a) $273.25
          Fund - Class IB Shares                  (b) $  24.50    (b) $ 75.27       (b) $128.50      (b) $273.25
------------------------------------------------------------------------------------------------------------------------------------

Scudder Variable Series I (Class B)
       International                              (a) $  97.40    (a) $137.94       (a) $178.92      (a) $301.71
                                                  (b) $  27.40    (b) $ 83.94       (b) $142.92      (b) $301.71
------------------------------------------------------------------------------------------------------------------------------------

Scudder Variable Series II
       Scudder Government Securities              (a) $  91.29    (a) $119.60       (a) $148.34      (a) $240.77
                                                  (b) $  21.29    (b) $ 65.60       (b) $112.34      (b) $240.77
       Scudder Small Cap Growth                   (a) $  92.49    (a) $123.24       (a) $154.43      (a) $253.08
                                                  (b) $  22.49    (b) $ 69.24       (b) $118.43      (b) $253.08
       Scudder Small Cap Value                    (a) $  93.40    (a) $125.96       (a) $158.98      (a) $262.21
                                                  (b) $  23.40    (b) $ 71.96       (b) $122.98      (b) $262.21
------------------------------------------------------------------------------------------------------------------------------------


Examples (continued)
Chart 2                                                                   Time Periods
                                                  1 year          3 years           5 years          10 years
------------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
       AIM V.I. Capital Appreciation              (a) $100.98     (a) $148.61       (a) $196.51      (a) $335.82
                                                  (b) $ 30.98     (b) $ 94.61       (b) $160.51      (b) $335.82
       AIM V.I. International Equity              (a) $102.97     (a) $154.48       (a) $206.14      (a) $354.19
                                                  (b) $ 32.97     (b) $100.48       (b) $170.14      (b) $354.19
       AIM V.I. Value                             (a) $101.18     (a) $149.20       (a) $197.48      (a) $337.67
                                                  (b) $ 31.18     (b) $ 95.20       (b) $161.48      (b) $337.67
------------------------------------------------------------------------------------------------------------------------------------

Alliance Variable Products Series Fund, Inc. (Class B)
       Premier Growth                             (a) $105.75     (a) $162.64       (a) $219.46      (a) $379.24
                                                  (b) $ 35.75     (b) $108.64       (b) $183.46      (b) $379.24
       AllianceBernstein                          (a) $104.76     (a) $159.74       (a) $214.72      (a) $370.38
          Real Estate Investment                  (b) $ 34.76     (b) $105.74       (b) $178.72      (b) $370.38
       AllianceBernstein Value                    (a) $104.76     (a) $159.74       (a) $214.72      (a) $370.38
                                                  (b) $ 34.76     (b) $105.74       (b) $178.72      (b) $370.38
       AllianceBernstein Small Cap Value          (a) $104.76     (a) $159.74       (a) $214.72      (a) $370.38
                                                  (b) $ 34.76     (b) $105.74       (b) $178.72      (b) $370.38
------------------------------------------------------------------------------------------------------------------------------------

American Century Variable Portfolios, Inc.
       VP Income & Growth                         (a) $ 99.79     (a) $145.07       (a) $190.68      (a) $324.60
                                                  (b) $ 29.79     (b) $ 91.07       (b) $154.68      (b) $324.60
       VP International                           (a) $105.05     (a) $160.61       (a) $216.15      (a) $373.05
                                                  (b) $ 35.05     (b) $106.61       (b) $180.15      (b) $373.05
       VP Value                                   (a) $102.77     (a) $153.90       (a) $205.18      (a) $352.37
                                                  (b) $ 32.77     (b) $ 99.90       (b) $169.18      (b) $352.37
------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Stock Index Fund (Service Shares)
                                                  (a) $ 97.90     (a) $139.43       (a) $181.38      (a) $306.53
                                                  (b) $ 27.90     (b) $ 85.43       (b) $145.38      (b) $306.53
------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Variable Investment Fund (Service Shares)

       Dreyfus VIF - Appreciation Portfolio       (a) $103.07     (a) $154.77       (a) $206.62      (a) $355.10
                                                  (b) $ 33.07     (b) $100.77       (b) $170.62      (b) $355.10
       Dreyfus VIF - Disciplined Stock Portfolio  (a) $102.77     (a) $153.90       (a) $205.18      (a) $352.37
                                                  (b) $ 32.77     (b) $ 99.90       (b) $169.18      (b) $352.37
------------------------------------------------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund (Service Class 2 Shares)
       High Income                                (a) $102.87     (a) $154.19       (a) $205.66      (a) $353.28
                                                  (b) $ 32.87     (b) $100.19       (b) $169.66      (b) $353.28
       Growth                                     (a) $101.88     (a) $151.26       (a) $200.86      (a) $344.13
                                                  (b) $ 31.88     (b) $ 97.26       (b) $164.86      (b) $344.13
       Equity-Income                              (a) $101.08     (a) $148.90       (a) $196.99      (a) $336.75
                                                  (b) $ 31.08     (b) $ 94.90       (b) $160.99      (b) $336.75
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust, Class 2 Shares
       Franklin Small Cap                         (a) $102.97     (a) $154.48       (a) $206.14      (a) $354.19
                                                  (b) $ 32.97     (b) $100.48       (b) $170.14      (b) $354.19
       Templeton Developing                       (a) $110.78     (a) $177.33       (a) $243.22      (a) $422.93
          Markets Securities                      (b) $ 40.78     (b) $123.33       (b) $207.22      (b) $422.93
       Templeton International Securities         (a) $103.96     (a) $157.41       (a) $210.92      (a) $363.23
                                                  (b) $ 33.96     (b) $103.41       (b) $174.92      (b) $363.23
       Mutual Shares Securities                   (a) $103.27     (a) $155.36       (a) $207.58      (a) $356.91
                                                  (b) $ 33.27     (b) $101.36       (b) $171.58      (b) $356.91
------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Variable Insurance Trust
       Goldman Sachs VIT Growth                   (a) $102.77     (a) $153.90       (a) $205.18      (a) $352.37
          and Income Fund                         (b) $ 32.77     (b) $ 99.90       (b) $169.18      (b) $352.37
       Goldman Sachs VIT Internet                 (a) $105.25     (a) $161.19       (a) $217.09      (a) $374.82
          Tollkeeper Fund                         (b) $ 35.25     (b) $107.19       (b) $181.09      (b) $374.82
       Goldman Sachs VIT Global                   (a) $104.26     (a) $158.28       (a) $212.35      (a) $365.92
          Income Fund                             (b) $ 34.26     (b) $104.28       (b) $176.35      (b) $365.92
       Goldman Sachs VIT International            (a) $106.24     (a) $164.09       (a) $221.81      (a) $383.63
          Equity Fund                             (b) $ 36.24     (b) $110.09       (b) $185.81      (b) $383.63
------------------------------------------------------------------------------------------------------------------------------------

INVESCO Variable Investment Funds, Inc.

       INVESCO VIF - Dynamics Fund                (a) $103.67     (a) $156.53       (a) $209.49      (a) $360.52
                                                  (b) $ 33.67     (b) $102.53       (b) $173.49      (b) $360.52
       INVESCO VIF - High Yield Fund              (a) $103.27     (a) $155.36       (a) $207.58      (a) $356.91
                                                  (b) $ 33.27     (b) $101.36       (b) $171.58      (b) $356.91
------------------------------------------------------------------------------------------------------------------------------------

Liberty Variable Investment Trust
       Newport Tiger Fund, Variable Series        (a) $104.26     (a) $158.28       (a) $212.35      (a) $365.92
          (Class A)                               (b) $ 34.26     (b) $104.28       (b) $176.35      (b) $365.92
------------------------------------------------------------------------------------------------------------------------------------
Met Investors Series Trust (Class B)

       J.P. Morgan Enhanced Index                 (a) $101.78     (a) $150.96       (a) $200.37      (a) $343.21
                                                  (b) $ 31.78     (b) $ 96.96       (b) $164.37      (b) $343.21
       J.P. Morgan International Equity           (a) $105.75     (a) $162.64       (a) $219.46      (a) $379.24
                                                  (b) $ 35.75     (b) $108.64       (b) $183.46      (b) $379.24
       J.P. Morgan Quality Bond                   (a) $101.28     (a) $149.49       (a) $197.96      (a) $338.60
                                                  (b) $ 31.28     (b) $ 95.49       (b) $161.96      (b) $338.60
       J.P. Morgan Select Equity                  (a) $102.08     (a) $151.84       (a) $201.82      (a) $345.97
                                                  (b) $ 32.08     (b) $ 97.84       (b) $165.82      (b) $345.97
       J.P. Morgan Small Cap Stock                (a) $105.45     (a) $161.77       (a) $218.04      (a) $376.59
                                                  (b) $ 35.45     (b) $107.77       (b) $182.04      (b) $376.59
       Lord Abbett Bond Debenture                 (a) $102.28     (a) $152.43       (a) $202.78      (a) $347.81
                                                  (b) $ 32.28     (b) $ 98.43       (b) $166.78      (b) $347.81
       Lord Abbett Developing Growth              (a) $104.76     (a) $159.74       (a) $214.72      (a) $370.38
                                                  (b) $ 34.76     (b) $105.74       (b) $178.72      (b) $370.38
       Lord Abbett Growth and Income              (a) $101.68     (a) $150.67       (a) $199.89      (a) $342.29
                                                  (b) $ 31.68     (b) $ 96.67       (b) $163.89      (b) $342.29
       Lord Abbett Growth Opportunities           (a) $103.77     (a) $156.82       (a) $209.97      (a) $361.43
                                                  (b) $ 33.77     (b) $102.82       (b) $173.97      (b) $361.43
       Lord Abbett Mid-Cap Value                  (a) $104.26     (a) $158.28       (a) $212.35      (a) $365.92
                                                  (b) $ 34.26     (b) $104.28       (b) $176.35      (b) $365.92
       PIMCO Money Market                         (a) $100.29     (a) $146.54       (a) $193.11      (a) $329.29
                                                  (b) $ 30.29     (b) $ 92.54       (b) $157.11      (b) $329.29
------------------------------------------------------------------------------------------------------------------------------------

MFS Variable Insurance Trust (Service Class)
       MFS Emerging Growth                        (a) $103.27     (a) $155.36       (a) $207.58      (a) $356.91
                                                  (b) $ 33.27     (b) $101.36       (b) $171.58      (b) $356.91
       MFS Global Governments                     (a) $103.86     (a) $157.11       (a) $210.44      (a) $362.33
                                                  (b) $ 33.86     (b) $103.11       (b) $174.44      (b) $362.33
       MFS Investors Trust                        (a) $103.47     (a) $155.94       (a) $208.53      (a) $358.72
                                                  (b) $ 33.47     (b) $101.94       (b) $172.53      (b) $358.72
       MFS High Income                            (a) $103.86     (a) $157.11       (a) $210.44      (a) $362.33
                                                  (b) $ 33.86     (b) $103.11       (b) $174.44      (b) $362.33
       MFS Research                               (a) $103.27     (a) $155.36       (a) $207.58      (a) $356.91
                                                  (b) $ 33.27     (b) $101.36       (b) $171.58      (b) $356.91
       MFS New Discovery                          (a) $105.35     (a) $161.48       (a) $217.57      (a) $375.71
                                                  (b) $ 35.35     (b) $107.48       (b) $181.57      (b) $375.71
------------------------------------------------------------------------------------------------------------------------------------

PIMCO Variable Insurance Trust (Administrative Class)

       PIMCO High Yield Bond                      (a) $100.29     (a) $146.54       (a) $193.11      (a) $329.29
                                                  (b) $ 30.29     (b) $ 92.54       (b) $157.11      (b) $329.29
       PIMCO Low Duration Bond                    (a) $ 99.29     (a) $143.59       (a) $188.24      (a) $319.88
                                                  (b) $ 29.29     (b) $ 89.59       (b) $152.24      (b) $319.88
       PIMCO StocksPLUS                           (a) $ 99.29     (a) $143.59       (a) $188.24      (a) $319.88
          Growth & Income                         (b) $ 29.29     (b) $ 89.59       (b) $152.24      (b) $319.88
       PIMCO Total Return Bond                    (a) $ 99.29     (a) $143.59       (a) $188.24      (a) $319.88
                                                  (b) $ 29.29     (b) $ 89.59       (b) $152.24      (b) $319.88
------------------------------------------------------------------------------------------------------------------------------------

Putnam Variable Trust
       Putnam VT Growth and Income                (a) $100.29     (a) $146.54       (a) $193.11      (a) $329.29
          Fund - Class IB Shares                  (b) $ 30.29     (b) $ 92.54       (b) $157.11      (b) $329.29
       Putnam International Growth                (a) $104.66     (a) $159.45       (a) $214.25      (a) $369.49
          Fund - Class IB Shares                  (b) $ 34.66     (b) $105.45       (b) $178.25      (b) $369.49
       Putnam International New                   (a) $107.33     (a) $167.28       (a) $226.98      (a) $393.21
          Opportunities Fund - Class IB Shares    (b) $ 37.33     (b) $113.28       (b) $190.98      (b) $393.21
       Putnam VT New Value                        (a) $103.17     (a) $155.07       (a) $207.10      (a) $356.00
          Fund - Class IB Shares                  (b) $ 33.17     (b) $101.07       (b) $171.10      (b) $356.00
       Putnam VT Vista                            (a) $101.98     (a) $151.55       (a) $201.34      (a) $345.05
          Fund - Class IB Shares                  (b) $ 31.98     (b) $ 97.55       (b) $165.34      (b) $345.05
------------------------------------------------------------------------------------------------------------------------------------

Scudder Variable Series I (Class B)
       International                              (a) $104.86     (a) $160.03       (a) $215.20      (a) $371.27
                                                  (b) $ 34.86     (b) $106.03       (b) $179.20      (b) $371.27
------------------------------------------------------------------------------------------------------------------------------------

Scudder Variable Series II

       Scudder Government Securities              (a) $ 98.79     (a) $142.11       (a) $185.80      (a) $315.14
                                                  (b) $ 28.79     (b) $ 88.11       (b) $149.80      (b) $315.14
       Scudder Small Cap Growth                   (a) $ 99.99     (a) $145.66       (a) $191.66      (a) $326.48
                                                  (b) $ 29.99     (b) $ 91.66       (b) $155.66      (b) $326.48
       Scudder Small Cap Value                    (a) $100.89     (a) $148.31       (a) $196.03      (a) $334.89
                                                  (b) $ 30.89     (b) $ 94.31       (b) $160.03      (b) $334.89
------------------------------------------------------------------------------------------------------------------------------------


1.    THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity Contract offered by us.

An annuity is a contract between you, the owner, and an insurance company (in this case us), where the insurance company promises to pay an income to you, in the form of annuity payments, beginning on a designated date that you select. Until you decide to begin receiving annuity payments, your annuity is in the accumulation phase. Once you begin receiving annuity payments, your contract switches to the income phase.

The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.

The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the investment portfolios you select for the income phase.

In most states, the contract also contains a fixed account (contact your registered representative regarding your state). The fixed account provisions are provided by a rider to your contract and such rider is not intended to be offered by the prospectus. The fixed account offers an interest rate that is guaranteed by us. We guarantee that the interest rate credited to the fixed account will not be less than 3% per year (or higher if mandated by the state in which the contract is issued). If you select the fixed account, your money will be placed with our other general assets. If you select the fixed account, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The amount of the annuity payments you receive during the income phase from the fixed account portion of the contract will remain level for the entire income phase, unless you make a transfer from the Separate Account to the General Account. Please see the terms of your actual contract for more information.

As owner of the contract, you exercise all interest and rights under the contract. You can change the owner at any time by notifying us in writing. The contract may be owned by joint owners (limited to two natural persons). We have described more information on this under "Other Information."



2.    PURCHASE

Purchase Payments

A purchase payment is the money you give us to invest in the contract. The initial purchase payment is due on the date the contract is issued. We reserve the right to reject any purchase payment. Subject to the minimum and maximum payment requirements (see below), you may make additional purchase payments.

o The minimum initial purchase payment we will accept is $5,000 when the contract is purchased as a non-qualified contract.

o If you are purchasing the contract as part of an IRA (Individual Retirement Annuity), 401(k) or other qualified plan, the minimum we will accept is $2,000.

o    The maximum we accept is a total of $1 million without our prior approval.

o You can make additional purchase payments of $500 or more to either type of contract (qualified and non-qualified).

We may terminate your contract by paying you the account value, in one sum, if prior to the annuity date, you do not make purchase payments for two consecutive contract years, the total amount of purchase payments made, less any partial withdrawals, is less than $2,000, and the account value on or after the end of such two year period is less than $2,000.


Allocation of Purchase Payments

When you purchase a contract, we will allocate your purchase payment to the fixed account and/or any of the investment portfolios you have selected. Each allocation must be at least $500 and must be in whole numbers.

We have reserved the right to restrict payments to the fixed account if either of the following conditions exist:

o the credited interest rate on the fixed account is equal to the guaranteed minimum (currently, 3%); or

o your account value in the fixed account equals or exceeds our published maximum for fixed account allocation (currently, there is no limit).

If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. You may change your allocation instructions at any time by notifying us in writing or by calling us. If there are joint owners, unless we are instructed to the contrary, we will accept allocation instructions from either joint owner. Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional purchase payments, we will credit these amounts to your contract within one business day. Our business day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern time.


Free Look

If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or, the period required in your state). When you cancel the contract within this time period, we will not assess a withdrawal charge. You will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your payment depending upon the performance of the portfolios you allocated your purchase payment to during the free look period. This means that you bear the risk of any decline in the value of your contract during the free look period. We do not refund any charges or deductions assessed during the free look period. If you have purchased the contract as an IRA, or in certain states, we are required to give you back your purchase payment (or such other required amount) if you decide to cancel your contract within 10 days after receiving it (or whatever period is required).


Accumulation Units

The value of the variable annuity portion of your contract will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of the value of your contract, we use a unit of measure we call an accumulation unit. (An accumulation unit works like a share of a mutual fund.) During the income phase of the contract we call the unit an annuity unit.

Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:

1) dividing the value of a portfolio at the end of the current business day by the value of a portfolio for the previous business day, and

2) multiplying it by one minus the daily amount of the separate account product charges (including any death benefit rider charges) and any charges for taxes.

The value of an accumulation unit may go up or down from day to day.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.

We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day and then credit your contract.

Example:

   On Monday we receive an additional purchase payment of $5,000 from you. You have told us you want this to go to the J.P. Morgan Quality Bond Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the J.P. Morgan Quality Bond Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the J.P. Morgan Quality Bond Portfolio.


Account Value

Account value is equal to the sum of your interests in the investment portfolios and the fixed account.


Contract Exchanges

From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us may be exchanged for the contracts offered by this prospectus. These programs will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for Federal income tax purposes; however you should consult your tax adviser.



3.    INVESTMENT OPTIONS

The contract offers 57 investment portfolios which are listed below. Additional investment portfolios may be available in the future.

You should read the prospectuses for these funds carefully. Copies of these prospectuses will accompany or precede the delivery of your contract. You can obtain copies of the fund prospectuses by calling or writing to us at: MetLife Investors Insurance Company, Annuity Service Office, P.O. Box 10366, Des Moines, Iowa 50306-0366, (800) 343-8496. Certain portfolios contained in the fund prospectuses may not be available with your contract. (See Appendix A which contains a summary of investment objectives and strategies for each investment portfolio.)

The investment objectives and policies of certain of the investment portfolios are similar to the investment objectives and policies of other mutual funds that certain of the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

A fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a fund with a small asset base. A fund may not experience similar performance as its assets grow.

Shares of the investment portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with us. Certain investment portfolios may also be sold directly to qualified plans. The funds believe that offering their shares in this manner will not be disadvantageous to you.

MetLife  Investors  may  enter  into  certain  arrangements  under  which  it is
reimbursed  by  the  investment   portfolios'   advisers,   distributors  and/or
affiliates for the administrative services which it provides to the portfolios.


AIM Variable Insurance Funds

AIM Variable Insurance Funds is a mutual fund with multiple portfolios. A I M Advisors, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:

  AIM V.I. Capital Appreciation Fund
  AIM V.I. International Equity Fund
  AIM V.I. Value Fund

Alliance Variable Products Series Fund, Inc. (Class B)

Alliance Variable Products Series Fund, Inc. is a mutual fund with multiple portfolios. Alliance Capital Management L.P. is the investment adviser to each portfolio. The following Class B portfolios are available under the contract:

  Premier Growth Portfolio
  AllianceBernstein Real Estate Investment Portfolio
  AllianceBernstein Value Portfolio
  AllianceBernstein Small Cap Value Portfolio


American Century Variable Portfolios, Inc.

American Century Variable Portfolios, Inc. is a mutual fund with multiple portfolios. American Century Investment Management, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:

  VP Income & Growth Fund
  VP International Fund
  VP Value Fund


Dreyfus Stock Index Fund (Service Shares)

The Dreyfus Corporation serves as the Fund's manager. Dreyfus has hired its affiliate, Mellon Equity Associates, to serve as the Fund's index fund manager and provide day-to-day management of the Fund's investments.


Dreyfus Variable Investment Fund (Service Shares)

Dreyfus Variable Investment Fund is a mutual fund with multiple portfolios. The Dreyfus Corporation serves as the investment adviser. Fayez Sarofim & Co. serves as sub-investment adviser for the Appreciation Portfolio, and provides day-to-day management. The following portfolios are available under the contract:

  Dreyfus VIF - Appreciation Portfolio
  Dreyfus VIF - Disciplined Stock Portfolio


Fidelity Variable Insurance Products Fund (Service Class 2 Shares)

Fidelity Variable Insurance Products Fund is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. Beginning January 1, 2001, FMR Co., Inc. became the sub-adviser for the fund. The following Service Class 2 portfolios are available under the contract:

  High Income Portfolio
  Growth Portfolio
  Equity-Income Portfolio

Franklin Templeton Variable Insurance Products Trust (Class 2 Shares)

Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Most portfolios have two classes of shares: Class 1 and Class 2. The portfolios available in connection with your contract are Class 2 shares. Franklin Advisers, Inc. is the investment adviser for the Franklin Small Cap Fund; Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Securities Fund; Templeton Investment Counsel, LLC is the investment adviser for the Templeton International Securities Fund; and Franklin Mutual Advisers, LLC is the investment adviser for the Mutual Shares Securities Fund. The following Class 2 portfolios are available under the contract:

  Franklin Small Cap Fund
  Templeton Developing Markets Securities Fund
  Templeton International Securities Fund
  Mutual Shares Securities Fund

Goldman Sachs Variable Insurance Trust (VIT)

Goldman Sachs Variable Insurance Trust is a mutual fund with multiple portfolios. Goldman Sachs Asset Management (GSAM) is the investment adviser for the Goldman Sachs VIT Growth and Income Fund and the Goldman Sachs VIT Internet Tollkeeper FundSM and Goldman Sachs Asset Management International (GSAMI) is the investment adviser for the Goldman Sachs VIT International Equity Fund and the Goldman Sachs VIT Global Income Fund. The following portfolios are available under the contract:

  Goldman Sachs VIT Growth and Income Fund
  Goldman Sachs VIT Internet Tollkeeper FundSM
  Goldman Sachs VIT Global Income Fund
  Goldman Sachs VIT International Equity Fund

Goldman Sachs VIT Internet Tollkeeper Fund is a service mark of Goldman, Sachs & Co.


INVESCO Variable Investment Funds, Inc.

INVESCO Variable Investment Funds, Inc. is a mutual fund with multiple portfolios. INVESCO Funds Group, Inc. is the investment adviser. The following portfolios are available under the contract:

  INVESCO VIF - Dynamics Fund
  INVESCO VIF - High Yield Fund


Liberty Variable Investment Trust

Liberty Variable Investment Trust is a business trust organized under the laws of Massachusetts and is registered with the Securities and Exchange Commission as an open-end management investment company with multiple portfolios. Liberty Advisory Services Corp. (LASC) is the investment manager to the funds in the Trust. LASC has engaged Newport Fund Management, Inc. as sub-adviser to provide investment advice for the Newport Tiger Fund, Variable Series. The following portfolio is available under the contract:

  Newport Tiger Fund, Variable Series (Class A)


Met Investors Series Trust

Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory Corp (Met Investors Advisory), an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. Met Investors Advisory has engaged sub-advisers to provide investment advice for the individual investment portfolios. The following Class B portfolios are available under the contract:

  J.P. Morgan Enhanced Index Portfolio
  J.P. Morgan International Equity Portfolio
  J.P. Morgan Quality Bond Portfolio
  J.P. Morgan Select Equity Portfolio
  J.P. Morgan Small Cap Stock Portfolio
  Lord Abbett Bond Debenture Portfolio
  Lord Abbett Developing Growth Portfolio
  Lord Abbett Growth and Income Portfolio
  Lord Abbett Growth Opportunities Portfolio
  Lord Abbett Mid-Cap Value Portfolio
  PIMCO Money Market Portfolio

MFS Variable Insurance Trust (Service Class)

MFS Variable Insurance Trust is a trust with multiple portfolios. Massachusetts Financial Services Company is the investment adviser to each portfolio. The following portfolios are available under the contract:

  MFS Emerging Growth Series
  MFS Global Governments Series
  MFS Investors Trust Series
    (prior to May 1, 2001, MFS Growth
    With Income Series)
  MFS High Income Series
  MFS Research Series
  MFS New Discovery Series


PIMCO Variable Insurance Trust (Administrative Class)

PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company LLC is the investment adviser to each portfolio. The Administrative Class of the following portfolios is available under the contract:

  PIMCO High Yield Bond Portfolio
  PIMCO Low Duration Bond Portfolio
  PIMCO StocksPLUS Growth and Income Portfolio
  PIMCO Total Return Bond Portfolio


Putnam Variable Trust (Class IB)

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following Class IB portfolios are available under the contract:

  Putnam VT Growth and Income Fund
  Putnam VT International Growth Fund
  Putnam VT International New
    Opportunities Fund
  Putnam VT New Value Fund
  Putnam VT Vista Fund


Scudder Variable Series I (Class B)
(formerly, Scudder Variable Life Investment Fund)

Scudder Variable Series I is a mutual fund with multiple portfolios. Zurich Scudder Investments, Inc. is the investment adviser to each portfolio. The following Class B portfolio is available under the contract:

  International Portfolio


Scudder Variable Series II (formerly, Kemper Variable Series)

Scudder Variable Series II is a mutual fund with multiple portfolios. Zurich Scudder Investments, Inc. is the investment adviser for the Scudder Government Securities Portfolio, the Scudder Small Cap Growth Portfolio and the Scudder Small Cap Value Portfolio. The following portfolios are available under the contract:

  Scudder Government Securities Portfolio
  Scudder Small Cap Growth Portfolio
  Scudder Small Cap Value Portfolio




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Transfers

You can transfer money among the fixed account and the investment portfolios.

The contract provides that you can make 12 transfers every year without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers during the accumulation phase but reserve the right to limit this in the future. We are not currently charging a transfer fee but we reserve the right to charge such a fee in the future. If such a charge were to be imposed it would be $25 for each transfer over 12. You can make a transfer to or from the fixed account and to or from any investment portfolio, subject to the limitations below. All transfers made on the same business day will be treated as one transfer. The following apply to any transfer:

o Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.

o    Your request for transfer must clearly state how much the transfer is for.

o The minimum amount you can transfer is $500 from an investment portfolio, or your entire interest in the investment portfolio, if less (this does not apply to pre-scheduled transfer programs).

o The minimum amount that may be transferred from the fixed account is $500, or your entire interest in the fixed account. Transfers out of the fixed account during the accumulation phase are limited to the greater of: (a) 25% of the fixed account value at the beginning of the contract year, or
     (b) the amount transferred out of the fixed account in the prior contract year.

o During the accumulation phase, your right to make transfers is subject to limitations or modification by us if we determine, in our sole opinion, that the exercise of the right by one or more owners with interests in the investment portfolio is, or would be to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right that is considered by us to be to the disadvantage of other owners. We will notify you in advance of any restrictions on transfers by written notice. A limitation or modification could be applied to transfers to, or from, one or more of the investment portfolios and could include, but is not limited to:

         o    the requirement of a minimum time period between each transfer;

         o not accepting a transfer request from an agent acting under a power of attorney on behalf of more than one owner;

         o limiting the dollar amount that may be transferred between the investment portfolios by an owner at any one time;

         o requiring that a written transfer request be provided to us, signed by an owner.

o During the accumulation phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another investment portfolio). In such a case, the redemption order would be processed at the source investment portfolio's next determined accumulation unit value. However, the purchase of the new investment portfolio would be effective at the next determined accumulation unit value for the new investment portfolio only after we receive the proceeds from the source investment portfolio, or we otherwise receive cash on behalf of the source investment portfolio.

o For transfers during the accumulation phase, we have reserved the right to restrict transfers to the fixed account if either of the following conditions exist:

         o the credited interest rate is equal to the guaranteed minimum (currently 3%); or

         o your account value in the fixed account equals or exceeds our published maximum for fixed account contract values (currently, there is no limit).

o During the accumulation phase, no transfers to the fixed account are allowed for 180 days after the date of a transfer out of the fixed account.

o During the income phase, you cannot make transfers from the fixed account to the investment portfolios. You can, however, make transfers during the income phase from the investment portfolios to the fixed account and among the investment portfolios.

Telephone Transfers. You and/or your registered representative on your behalf, can make transfers by telephone. Telephone transfers will be automatically permitted unless you tell us otherwise. If you own the contract with a joint owner, unless we are instructed otherwise, we will accept instructions from either you or the other owner. We will use reasonable procedures to confirm that instructions given us by telephone are genuine. We may tape record telephone instructions.

Pre-Scheduled Transfer Program. There are certain programs that involve transfers that we have pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging, Three Month Market Entry, Automatic Rebalancing and Recognized Asset Allocation Programs.


Dollar Cost Averaging Programs

We offer two dollar cost averaging programs described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the accumulation phase.

We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus.

The two dollar cost averaging programs are:


1.   Standard Dollar Cost Averaging (DCA)

     This program is for new purchase payments only and allows you to systematically transfer a set amount each month from the fixed account or from any investment portfolio to any of the other investment portfolio(s). These transfers are made on a date you select or, if you do not select a date, on the date that purchase payments are allocated to the dollar cost averaging program. You can terminate the program at any time, at which point transfers under the program will stop.


2.   Enhanced Dollar Cost Averaging Program (EDCA)

     The Enhanced Dollar Cost Averaging (EDCA) Program allows you to systematically transfer amounts from the EDCA account to any investment portfolio(s). The transfer amount will be equal to the amount allocated to the EDCA account divided by the number of DCA months. For example, a $12,000 allocation to a 6-month DCA will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.

     You can make subsequent purchase payments while you have an active EDCA account in effect. Subsequent purchase payments may be allocated by you to your existing EDCA account. When this happens we create "buckets" within your EDCA account.

o The EDCA transfer amount will be increased by the subsequent purchase payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.

o Each allocation (bucket) resulting from a subsequent purchase payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.

o Allocations (buckets) resulting from each purchase payment, along with the interest credited, will be transferred on a first-in-first out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 to $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.

     (See Appendix C for further examples of EDCA with multiple purchase payments.)

     The interest rate earned in an EDCA account will be the 3%, plus any additional interest which we may declare from time to time.

     The first transfer we make under the EDCA program is the date your purchase payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for purchase payments allocated on the 29th, 30th, or 31st day of a month. If such a day is not a business day, the transfer will take place on the next business day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.

     If you decide you no longer want to participate in the program, all money remaining in your EDCA account will be transferred to the PIMCO Money Market Portfolio, unless you specify otherwise.

Three Month Market Entry Program

Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the Enhanced Dollar Cost Averaging Program, except it is of 3 months duration.


Automatic Rebalancing Program

Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually. We will measure these periods from the anniversary of the date we issued your contract. If a Dollar Cost Averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current EDCA or DCA allocations. If you are not participating in a Dollar Cost Averaging program, we will make allocations based upon your current purchase payment allocations, unless you tell us otherwise.

The Automatic Rebalancing Program is available only during the accumulation phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.

Example:

   Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the J.P. Morgan Quality Bond Portfolio and 60% to be in the J.P. Morgan Select Equity Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the J.P. Morgan Quality Bond Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the J.P. Morgan Quality Bond Portfolio to bring its value back to 40% and use the money to buy more units in the J.P. Morgan Select Equity Portfolio to increase those holdings to 60%.


Recognized Asset Allocation Programs

We recognize the value to certain owners of having available, on a continuous basis, advice for the allocation of your money among the investment options available under the contract. Certain providers of these types of services have agreed to provide such services to owners in accordance with our administrative rules regarding such programs.

We have made no independent investigation of these programs. We have only established that these programs are compatible with our administrative systems and rules. Recognized asset allocation programs are only available during the accumulation phase. Currently, we do not charge for participating in a recognized asset allocation program.

Even though we permit the use of recognized asset allocation programs, the contract was not designed for professional market timing organizations. Repeated patterns of frequent transfers are disruptive to the operations of the investment portfolios, and when we become aware of such disruptive practices, we may impose restrictions on transfers pursuant to the terms of the contract.

If you participate in a Recognized Asset Allocation Program, the transfers made under the program are not taken into account in determining any transfer fee.


Voting Rights

We are the legal owner of the investment portfolio shares. However, we believe that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


Substitution

We may apply to the Securities and Exchange Commission for permission to substitute one or more of the investment portfolios you have selected with another portfolio. We would not do this without the prior approval of the Securities and Exchange Commission. We will give you notice of our intent to do this and confirmation of unit activity after it occurs.



4.    EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:


Product Charges

Separate Account Product Charges

Each day, we make a deduction for our separate account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the accumulation units and the annuity units.

Mortality and Expense Charge. We assess a daily mortality and expense charge which is equal, on an annual basis, to 1.15% of the average daily net asset value of each investment portfolio, after fund expenses have been deducted. This charge is for all the insurance benefits e.g., guarantee of annuity rates, certain death benefits, for certain expenses of the contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the contract. If the charges under the contract are not sufficient, then we will bear the loss. We do, however, expect to profit from this charge. The mortality and expense charge cannot be increased. We may use any profits we make from this charge to pay for the costs of distributing the contract.

Administration Charge. This charge is equal, on an annual basis, to .25% of the daily value of the contract invested in an investment portfolio, after fund expenses have been deducted. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: preparation of the contract, confirmations, annual reports and statements, maintenance of contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs.

Death Benefit Rider Charges. If you select one of the following death benefit riders, we assess a daily charge during the accumulation phase equal, on an annual basis, to the percentages below of the average daily net asset value of each investment portfolio:

     Compounded-Plus Death Benefit                 .15%

     Additional Death Benefit -
     Earnings Preservation Benefit                 .25%


Account Fee

During the accumulation phase, every contract year on your contract anniversary which is the date when your contract was issued, we will deduct $30 from your contract as an account fee if your account value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the account value regardless of the account value. During the accumulation phase, the account fee is deducted pro rata from the investment portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.

A pro rata portion of the charge will be deducted from the account value if the annuity date is other than a contract anniversary. If your account value on the annuity date is at least $50,000, then we will not deduct the account fee. After the annuity date, the charge will be collected monthly out of the annuity payment, regardless of the size of your contract.


GMIB - Living Benefit Rider Charge

We offer a Guaranteed Minimum Income Benefit - Living Benefit rider which you can select when you purchase the contract. If you select the Living Benefit rider, we will assess a charge during the accumulation phase equal to .35% of the income base (see Annuity Payments (The Income Phase) - Guaranteed Minimum Income Benefit - Living Benefit Rider for a discussion of how the income base is determined) at the time the rider charge is assessed. The charge is first assessed at the first contract anniversary and then at each subsequent contract anniversary, up to and including the anniversary on or immediately before the date the rider is exercised. If you make a full withdrawal (surrender) or if you begin to receive annuity payments at the annuity date, a pro rata portion of the rider charge will be assessed. The Living Benefit rider charge is deducted pro rata from each investment portfolio and the fixed account in the ratio each account bears to your total account value.

Withdrawal Charge

During the accumulation phase, you can make withdrawals from your contract. Once a contract year after the first contract year, you can withdraw up to 10% of your total purchase payments, less the total free withdrawal amount previously withdrawn in the same contract year, and no withdrawal charge will be assessed (free withdrawal amount).

A withdrawal charge is assessed against purchase payments withdrawn in excess of the free withdrawal amount. After we have had a purchase payment for 7 years, there is no charge when you withdraw that purchase payment. We do not assess a withdrawal charge on earnings withdrawn from the contract. Earnings are defined as the value in your contract minus remaining purchase payments. The withdrawal charge is calculated at the time of each withdrawal. We keep track of each purchase payment from the date of its receipt. Amounts will be withdrawn from your contract in the following order:

o Earnings in the contract (earnings are equal to your account value, less purchase payments not withdrawn); and then

o    The free withdrawal amount described above, if any; then

o Purchase payments not previously withdrawn, in the order such purchase payments were made: the oldest purchase payment first, the next purchase payment second, etc. until all purchase payments have been withdrawn.

Withdrawal charges are determined in accordance with the following:

                                                % Charge
Number of Complete Years                        (of Purchase
from Receipt of Purchase Payment                Payment)
--------------------------------------         --------------

              0                                      7
              1                                      6
              2                                      6
              3                                      5
              4                                      4
              5                                      3
              6                                      2
              7 and thereafter                       0

When the withdrawal is for only part of the value of your contract, the withdrawal charge is deducted from the remaining account value, if sufficient, or from the amount withdrawn.

If the account value is smaller than the total of all purchase payments, the withdrawal charge only applies up to the account value.

We do not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits. In addition, we will not assess the withdrawal charge on required minimum distributions from qualified contracts but only as to amounts required to be distributed from this contract.

NOTE: For tax purposes, earnings are considered to come out first.




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Reduction or Elimination of the Withdrawal Charge

General

We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expense. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with us. We may elect not to deduct a withdrawal charge under a contract issued to an officer, director, employee, or a family member of our officer, director, or employee or any of our affiliates. We may also elect not to deduct a withdrawal charge under a contract issued to an officer, director or employee or family member of an officer, director or employee of a broker-dealer which is participating in the offering of the contract.

Under certain circumstances, in lieu of reducing or eliminating the withdrawal charge, we may add a special purchase payment credit(s) to the contract for employees of MetLife, Inc. and its affiliates, brokers doing business with MetLife Investors and certain of their family members, respectively, where no commission is paid in connection with the issuance of the contract.

Nursing Home or Hospital Confinement Waiver

We will not impose a withdrawal charge if, after you have owned the contract for one year, you, or your joint owner, becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6 month break in confinement and the confinements are for related causes under a doctor's care. The confinement must begin after the first contract anniversary and you must have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues the contract). This waiver terminates on the annuity date. We will not accept additional payments once this waiver is used. This is called the Nursing Home or Hospital Confinement Waiver.


Terminal Illness Waiver

After the first contract anniversary, we will waive the withdrawal charge if you, or your joint owner, are terminally ill and not expected to live more than 12 months; you were not diagnosed with the terminal illness on the date we issued your contract; and you have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues the contract). This waiver terminates on the annuity date. We will not accept additional purchase payments once this waiver is used. This is called the Terminal Illness Waiver.

The Nursing Home or Hospital Confinement Waiver and/or Terminal Illness Waiver may not be available in your state (check with your registered representative regarding availability).


Premium Taxes

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the value of the contract for them. Some of these taxes are due when the contract is issued, others are due when annuity payments begin. It is our current practice to not charge anyone for these taxes until annuity payments begin. We may some time in the future discontinue this practice and assess the charge when the tax is due. Premium taxes generally range from 0% to 4%, depending on the state.


Transfer Fee

We currently allow unlimited transfers without charge during the accumulation phase. However, we have reserved the right to limit the number of transfers to 12 free transfers per year and to charge a transfer fee of $25 for transfers greater than 12 in any year. We are currently waiving the transfer fee but reserve the right to charge it in the future. The transfer fee is deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.

If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


Income Taxes

We will deduct from the contract for any income taxes which we incur because of the contract. At the present time, we are not making any such deductions.


Investment Portfolio Expenses

There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the fee table in this prospectus and the fund prospectuses. These deductions and expenses are not charges under the terms of the contract but are represented in the share values of the investment options.



5.    ANNUITY PAYMENTS (THE INCOME PHASE)


Annuity Date

Under the contract you can receive regular income payments (referred to as annuity payments). You can choose the month and year in which those payments begin. We call that date the annuity date. Your annuity date must be the first day of a calendar month and must be at least 30 days after we issue the contract. Annuity payments must begin by the first day of the calendar month following the annuitant's 90th birthday or 10 years from the date we issue your contract, whichever is later (this requirement may be changed by us).

We ask you to choose your annuity date when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. Unless you choose an annuity date, it will be the later of the first day of the calendar month after the annuitant's 90th birthday or ten (10) years from the date your contract was issued.


Annuity Payments

You (unless another payee is named) will receive the annuity payments during the income phase. The annuitant is the natural person(s) whose life we look to in the determination of annuity payments.

During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will come from the:

o    fixed account,

o    the available investment portfolio(s), or

o    a combination of both.

If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place on the annuity date.

If you choose to have any portion of your annuity payments come from the investment portfolio(s), the dollar amount of your payment will depend upon 3 things:

1) the value of your contract in the investment portfolio(s) on the annuity date,

2) the assumed investment rate (you select) used in the annuity table for the contract, and

3)   the performance of the investment portfolios you selected.

At the time you purchase the contract,  you select the assumed investment return
(AIR), which must be acceptable to us. You can change the AIR with 30 days notice to us prior to the annuity date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your annuity payments will increase. Similarly, if the actual investment performance is less than the AIR, your annuity payments will decrease.

Annuity payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an annuity option. In that case, we may provide your annuity payment in a single lump sum instead of annuity payments. Likewise, if your annuity payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your annuity payments are at least $100.


Annuity Options

You can choose among income plans. We call those annuity options. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. If you do not choose an annuity option at the time you purchase the contract, Option 2 which provides a life annuity with 10 years of guaranteed annuity payments will automatically be applied.

You can choose one of the following annuity options or any other annuity option acceptable to us. After annuity payments begin, you cannot change the annuity option.

Option 1. Life Annuity. Under this option, we will make annuity payments so long as the annuitant is alive. We stop making annuity payments after the annuitant's death.

Option 2. Life Annuity With 10 Years of Annuity Payments Guaranteed. Under this option, we will make annuity payments so long as the annuitant is alive. However, if, when the annuitant dies, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period. If you do not want to continue receiving annuity payments, you may elect to have the present value of the guaranteed variable annuity payments remaining (as of the date due proof of the annuitant's death is received at our annuity service office) commuted at the AIR selected. We will require return of your contract and proof of death before we pay the commuted values.

Option 3. Joint and Last Survivor Annuity. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. We will stop making annuity payments after the last survivor's death.

Option 4. Joint and Last Survivor Annuity with 10 Years of Annuity Payments Guaranteed. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. However, if, at the last death of the annuitant and the joint annuitant, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period. If you do not want to continue receiving annuity payments, you may elect to have the present value of the guaranteed variable annuity payments remaining (as of the date due proof of the annuitant's death is received at our annuity service office) commuted at the AIR selected. We will require return of your contract and proof of death before we pay the commuted values.

Guaranteed Minimum Income Benefit - Living Benefit

At the time you buy the contract, you can elect the guaranteed minimum income benefit (Living Benefit) rider. This benefit may not be available in your state.

The Living Benefit guarantees you a minimum (floor) of fixed income once you begin to receive annuity payments. This floor of fixed income results from annuitizing the Living Income Base (described below) at the Living Benefit annuity purchase rates. You always retain the right to receive annuity payments at any time under the terms of the base annuity contract at the current rates. Upon the exercise of the Living Benefit, your annuity payments will be the greater of:

o the annuity payment determined by applying the amount of the Income Base to the Guaranteed Minimum Income Benefit annuity table as described in the guaranteed minimum income benefit (Living Benefit) rider; or

o the annuity payment determined by applying the adjusted account values to the then current fixed annuity purchase rates found in your contract (for the same annuity option).

When you elect to receive annuity payments under the Living Benefit, you have your choice of two annuity options:

o a life annuity with a ten year period certain (period certain shortens for ages 80 and above); or

o    a joint survivor life annuity with a 10 year period certain.

You can only elect the Living Benefit when you purchase the contract and you are under age 75.

Example of Living Benefit:

   For a male age 55 with an initial purchase payment of $100,000 and no subsequent purchase payments or partial withdrawals, the following minimum (floor) of fixed income is guaranteed under the Living Benefit for various ages at which annuity payments begin:

                   Age when            Minimum Monthly
Issue Age:         payments begin      Annuity Payments
----------         --------------      ----------------
 55                     65                    $   788
                        70                    $1,187
                        75                    $1,812

The example does not show the impact of the Highest Anniversary Value (see below) and it also does not reflect the impact of any applicable premium taxes.


Exercising the Living Benefit:

o You may only elect an annuity date that is within 30 days after any contract anniversary beginning with the 10th contract anniversary.

o You must elect an annuity date on or before the 30th day following the contract anniversary immediately after your 85th birthday.


Terminating the Living Benefit Rider:

The Living Benefit rider will terminate upon the earliest of:

o The date you elect to receive annuity payments either under the Living Benefit rider or the contract;

o The 30th day following the contract anniversary immediately after your 85th birthday;

o    The date you make a complete withdrawal of your account value;

o Death of the owner (unless the spouse is the beneficiary and elects to continue the contract), or death of the annuitant if a non-natural person owns the contract; or

o    Change of the owner, for any reason.

When the Living Benefit rider terminates, the corresponding Living Benefit rider charge terminates.


Income Base

The income base is the greater of (a) or (b) minus (c) below:

(a) On the Issue Date, the Highest Anniversary Value is equal to your initial purchase payment. The Highest Anniversary Value is increased by additional purchase payments and will be reduced by the percentage reduction in account value caused by subsequent partial withdrawals.

     On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be reset equal to the greater of the Highest Anniversary Value at that time or the account value. After your 81st birthday, the Highest Anniversary Value will be increased for subsequent purchase payments and reduced by the percentage reduction in account value caused by subsequent partial withdrawals.

(b) Annual Increase Amount: On the issue date, the annual increase amount is equal to your initial purchase payment. Thereafter, the annual increase amount is equal to (i) less (ii), where:

     (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 6% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter;

     (ii)is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a contract year are determined according to
         (1) or (2) as defined below:

         (1) The withdrawal adjustment for each partial withdrawal in a contract year is the value of the annual increase amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributable to that partial withdrawal; or

         (2) If total partial withdrawals in a contract year are 6% or less of the annual increase amount on the previous contract anniversary, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total partial withdrawals in that contract year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and will be treated as though the corresponding partial withdrawals occurred at the end of that contract year..

(c) An amount equal to the withdrawal charge which would be assessed upon a complete withdrawal plus premium and other taxes.

It is possible that the income base can be greater than your account value. The income base is not available for withdrawals and is only used for purposes of calculating the Living Benefit payment and charges for the Living Benefit rider.

While the Living Benefit rider is in effect, the owner (or joint owners) and annuitant (or joint annuitants) must be the same. If a non-natural person owns the contract, then the annuitant will be deemed to be the owner in determining the income base and Living Benefit payment. If joint owners are named, the age of the oldest will be used to determine the income base.

The election of the Living Benefit may or may not satisfy the minimum distribution requirements. You should contact your own tax adviser about your circumstances.



6.    TAXES

NOTE: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. We have included an additional discussion regarding taxes in the Statement of Additional Information.


Annuity Contracts in General

Annuity contracts are a means of setting aside money for future needs -- usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code of 1986 (Code) for annuities.

Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of contract -- qualified or non-qualified (see the following sections).

You, as the owner, will not be taxed on increases in the value of your contract until a distribution occurs either as a withdrawal or as annuity payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and will not be taxed. The remaining portion of the annuity payment will be treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your purchase payments are fully includable in income.

When a non-qualified contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the contract as an agent for a natural person), the contract will generally not be treated as an annuity for tax purposes.


Qualified and Non-Qualified Contracts

If you purchase the contract as an individual and not under any pension plan, specially sponsored program or an individual retirement annuity, your contract is referred to as a non-qualified contract.

If you purchase the contract under a pension plan, specially sponsored program, or an individual retirement annuity, your contract is referred to as a qualified contract. Examples of qualified plans are: Individual Retirement Annuities
(IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) contracts), and pension and profit-sharing plans, which include 401(k) plans and H.R. 10 plans.

A qualified contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. Loans will not be available under the contract. You should consult your tax adviser regarding these features and benefits prior to purchasing a qualified contract.


Withdrawals - Non-Qualified Contracts

If you make a withdrawal from your non-qualified contract, the Code treats such a withdrawal as first coming from earnings and then from your purchase payments. Such withdrawn earnings are included in income.

The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includable in income. Certain withdrawals are not subject to the penalty. They include any amounts:

(1)  paid on or after the taxpayer reaches age 59 1/2;

(2)  paid after you die;

(3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code);

(4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

(5)  paid under an immediate annuity; or

(6)  which come from purchase payments made prior to August 14, 1982.


Withdrawals - Qualified Contracts

If you make a withdrawal from your qualified contract, a portion of the withdrawal is treated as taxable income. This portion depends on the ratio of pre-tax purchase payments to the after-tax purchase payments in your contract. If all of your purchase payments were made with pre-tax money then the full amount of any withdrawal is includable in taxable income. Special rules may apply to withdrawals from certain types of qualified contracts.

The Code also provides that any amount received under a qualified contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includable in income. Certain withdrawals are not subject to the penalty. They include any amounts:

(1)  paid on or after you reach age 59 1/2;

(2)  paid after you die;

(3)  paid if you become totally disabled (as that term is defined in the Code);

(4) paid to you after leaving your employment in a series of substantially equal periodic payments made annually (or more frequently) under a lifetime annuity;

(5) paid to you after you have attained age 55 and you have left your employment;

(6)  paid for certain allowable medical expenses (as defined in the Code);

(7)  paid pursuant to a qualified domestic relations order;

(8)  paid on account of an IRS levy upon the qualified contract;

(9)  paid from an IRA for medical insurance (as defined in the Code);

(10) paid from an IRA for qualified higher education expenses; or

(11) paid from an IRA for up to $10,000 for qualified first-time homebuyer expenses (as defined in the Code).

The exceptions in (5) and (7) above do not apply to IRAs. The exception in (4) above applies to IRAs but without the requirement of leaving employment.

We have provided a more complete discussion in the Statement of Additional Information.


Withdrawals - Tax-Sheltered Annuities

The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement by owners from Tax-Sheltered Annuities. Withdrawals can only be made when an owner:

(1)  reaches age 59 1/2;

(2)  leaves his/her job;

(3)  dies;

(4)  becomes disabled (as that term is defined in the Code); or

(5)  in the case of hardship.

However, in the case of hardship, the owner can only withdraw an amount equal to the purchase payments and not any earnings.

Death Benefits

Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or annuity payments. Estate taxes may also apply.

Certain death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the Internal Revenue Service could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In such case, the amount of the partial withdrawal may be includable in taxable income and subject to the 10% penalty if the owner is under age 59 1/2.

If the death benefit riders are to be used with a qualified contract, such death benefits may be considered by the Internal Revenue Service as "incidental death benefits." The Code imposes limits on the amount of incidental death benefits allowable for qualified contracts, and if the death benefits selected by you are considered to exceed such limits, the provisions of such benefits could result in currently taxable income to the owners of the qualified contracts. Furthermore, the Code provides that the assets of an IRA (including Roth IRAs) may not be invested in life insurance, but may provide in the case of death during the accumulation phase for a death benefit payment equal to the greater of purchase payments or account value. The contract offers death benefits which may exceed the greater of purchase payments or account value. If these death benefits are determined by the Internal Revenue Service as providing life insurance, the contract may not qualify as an IRA (including Roth IRAs). You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.


Diversification

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that the investment portfolios are being managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not us would be considered the owner of the shares of the investment portfolios. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the contract. It is unknown to what extent owners are permitted to select investment portfolios, to make transfers among the investment portfolios or the number and type of investment portfolios owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the contract, could be treated as the owner of the shares of the investment portfolios.

Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.



7.    ACCESS TO YOUR MONEY

You (or in the case of (3) below, your beneficiary) can have access to the money in your contract:

(1)  by making a withdrawal (either a partial or a complete withdrawal);

(2)  by electing to receive annuity payments; or

(3)  when a death benefit is paid to your beneficiary.

Under most circumstances, withdrawals can only be made during the accumulation phase.

When you make a complete withdrawal you will receive the withdrawal value of the contract. The withdrawal value of the contract is the account value of the contract at the end of the business day when we receive a written request for a withdrawal:

o    less any applicable withdrawal charge,

o    less any premium tax,

o    less any account fee, and

o    less any applicable pro rata Living Benefit rider charge.

Unless you instruct us otherwise, any partial withdrawal will be made pro rata from all the investment portfolios and the fixed account you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the investment portfolio or fixed account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the account value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.

We will pay the amount of any withdrawal from the Separate  Account within seven
(7) days of when we receive the request in good order unless the suspension of payments or transfers provision is in effect.

There are limits to the amount you can withdraw from a qualified plan referred to as a 403(b) plan. For a more complete explanation see "Taxes" and the discussion in the Statement of Additional Information.

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.


Systematic Withdrawal Program

You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total purchase payments each year. You can receive payments monthly or quarterly. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of withdrawal charge see "Expenses" above.)

Income taxes, tax penalties and certain restrictions may apply to Systematic Withdrawals.


Suspension of Payments or Transfers

We may be required to suspend or postpone payments for withdrawals or transfers for any period when:

(1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

(2)  trading on the New York Stock Exchange is restricted;

(3) an emergency exists as a result of which disposal of shares of the investment portfolios is not reasonably practicable or we cannot reasonably value the shares of the investment portfolios;

(4) during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

We have reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.



8.    PERFORMANCE

We periodically advertise performance of the various investment portfolios. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the separate account product charges (including death benefit rider charges) and the investment portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge and Living Benefit rider charge. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the separate account product charges (including death benefit rider charges), account fee, withdrawal charges, Living Benefit rider charge and the investment portfolio expenses.

For periods starting prior to the date the contracts were first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account.

In addition, for certain investment portfolios performance may be shown for the period commencing from the inception date of the investment portfolio. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

We may, from time to time, include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

We may advertise the Guaranteed Minimum Income Benefit - Living Benefit using illustrations showing how the benefit works with historical performance of specific investment portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying investment portfolios.

Appendix B and the statement of additional information contain performance information. Future performance will vary and results shown are not necessarily representative of future results.



9.    DEATH BENEFIT

Upon Your Death

If you die during the accumulation phase, we will pay a death benefit to your beneficiary(ies). If you have a joint owner, the death benefit will be paid when the first owner dies. Upon the death of either owner, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary, unless instructed otherwise.

The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method. The
Annual Step-Up is the death benefit for your contract (which is the least expensive option). At the time you purchase the contract, you can select the Compounded-Plus death benefit rider. You can also select the Additional Death Benefit - Earnings Preservation Benefit. If you do not select the Compounded-Plus death benefit, the Annual Step-Up death benefit will be your death benefit. If you are 80 years old or older at the time you purchase the contract, the Annual Step-Up death benefit is the death benefit for your contract and you cannot select any other death benefit riders.

If you select one of these death benefits, we will issue a rider to your contract. The death benefits are described below. Check your contract and rider for the specific provisions applicable. One or more riders may not be available in your state (check with your registered representative regarding availability).

If a non-natural person owns the contract, then the annuitant will be deemed to be the owner in determining the death benefit. If there are joint owners, the age of the oldest owner will be used to determine the death benefit amount.


Annual Step-Up Death Benefit The death benefit will be the greatest of:

(1)  the account value; or

(2)  total  purchase  payments,   reduced   proportionately  by  the  percentage
     reduction in account value attributable to each partial withdrawal; or

(3)  the highest anniversary value, as defined below.

     On the date we issue your contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:

o Subsection (2) is changed to provide: "The account value as of the effective date of the change of owner, increased by purchase payments received after the date of change of owner, and reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date"; and

o for subsection (3), the highest anniversary value will be recalculated to equal your account value as of the effective date of the change of owner.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit is equal to the greatest of (1), (2) or (3).


Compounded-Plus Death Benefit

If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:

(1)  the account value; or

(2)  the enhanced death benefit.

The enhanced death benefit is the greater of (a) or (b) below:

(a) Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.

(b) Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial purchase payment. Thereafter, the annual increase amount is equal to (i) less (ii), where:

         (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and

         (ii) is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in account value attributable to that partial withdrawal.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:

(a) for the highest anniversary value, the highest anniversary value will be recalculated to equal your account value as of the effective date of the owner change; and

(b) for the annual increase amount, the current annual increase amount will be reset to equal your account value as of the effective date of the owner change. For purposes of the calculation of the annual increase amount thereafter, the account value on the effective date of the owner change will be treated as the initial purchase payment and purchase payments received and partial withdrawals taken prior to the change of owner will not be taken into account.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount is equal to the greater of (1) or (2).


Additional Death Benefit - Earnings Preservation Benefit

The Additional Death Benefit - Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the owner or joint owner. The benefit is only available up to age 80 (on the contract issue date).

Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the the table below) times the result of (a) - (b), where:

(a)  is the death benefit under your contract; and

(b) is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against purchase payments not withdrawn.

On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:

(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal; and

(b) is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against purchase payments not withdrawn.

                        Benefit Percentage

           Issue Age                       Percentage

          Ages 69 or younger                 40%
          Ages 70-79                         25%
          Ages 80 and above                  0%

If the owner is a natural person and the owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total purchase payments not withdrawn" will be reset to equal the account value as of the effective date of the owner change, and purchase payments received and partial withdrawals taken prior to the change of owner will not be taken into account.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal beneficiary. Alternatively, the spousal beneficiary may elect to have the additional death benefit determined and added to the account value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).


General Death Benefit Provisions

The death benefit  amount  remains in the Separate  Account  until  distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to the investment risk. This risk is borne by the beneficiary.

A beneficiary must elect the death benefit to be paid under one of the payment options (unless the owner has previously made the election). The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payment must begin within one year of the date of death. If the beneficiary is the spouse of the owner, he/she can continue the contract in his/her own name. If continued, the account value will be adjusted to equal the death benefit. (See the provisions above for the specifics on spousal continuation of a contract.)

If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the beneficiary under an annuity option may only be elected during the 60 day period beginning with the date MetLife Investors receives proof of death. If MetLife Investors does not receive an election during such time, it will make a single sum payment to the beneficiary at the end of the 60 day period.

If the owner or a joint owner, who is not the annuitant, dies during the income phase, any remaining payments under the annuity option elected will continue at least as rapidly as under the method of distribution in effect at the time of the owner's death. Upon the death of the owner or a joint owner during the income phase, the beneficiary becomes the owner.


Death of Annuitant

If the annuitant, not an owner or joint owner, dies during the accumulation phase, you automatically become the annuitant. You can select a new annuitant if you do not want to be the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death of the primary annuitant will be treated as the death of the owner, and a new annuitant may not be named.

Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.



10.   OTHER INFORMATION

MetLife Investors

MetLife Investors Insurance Company (MetLife Investors) was incorporated on August 17, 1981 as Assurance Life Company, a Missouri corporation, and changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company (General American Life) purchased MetLife Investors which on that date changed its name to Cova Financial Services Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company (MetLife) acquired GenAmerica Corporation, the ultimate parent company of General American Life. MetLife, headquartered in New York City since 1868, is a leading provider of insurance and financial products and services to individual and group customers. We changed our name to MetLife Investors Insurance Company on February 12, 2001. In certain states the new name may not yet be approved. In those states, we will continue to use Cova Financial Services Life Insurance Company until our new name is approved.

We are licensed to do business in the District of Columbia and all states except California, Maine, New Hampshire, New York and Vermont.


The Separate Account

We have established a separate account, MetLife Investors Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under Missouri insurance law on February 24, 1987. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into sub-accounts.

The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts we may issue.

We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your account value.


Distributor

MetLife Investors Distribution Company, 610 Newport Center Drive, Suite 1400, Newport Beach, California 92660, acts as the distributor of the contracts. MetLife Investors Distribution Company is our affiliate.

Commissions will be paid to broker-dealers who sell the contracts. Broker-dealers will be paid commissions up to 5.75% of purchase payments. Under certain circumstances, we may pay a lower amount on purchase payments with annual trail commissions up to 1.00% of account value (less purchase payments received in the previous 12 months). Sometimes, we may enter into an agreement with the broker-dealer to pay the broker-dealer persistency bonuses in addition to the standard commissions. When a special purchase payment credit is added to a contract, no commissions will be paid.


Ownership

Owner. You, as the owner of the contract, have all the interest and rights under the contract. The owner is as designated at the time the contract is issued, unless changed.

Joint Owner. The contract can be owned by joint owners, limited to two natural persons. Upon the death of either owner, the surviving owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary unless otherwise indicated.


Beneficiary

The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die. If joint owners are named, unless you tell us otherwise, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary (unless you tell us otherwise).


Annuitant

The annuitant is the natural person(s) on whose life we base annuity payments. You can change the annuitant at any time prior to the annuity date, unless an owner is not a natural person. Any reference to annuitant includes any joint annuitant under an annuity option. The annuitant and the owner do not have to be the same person except as required under certain sections of the Internal Revenue Code.


Assignment

You can assign the contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. An assignment may be a taxable event.

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


Financial Statements

The consolidated financial statements of MetLife Investors and the financial statements of the Separate Account have been included in the Statement of Additional Information.

Table of Contents of the
Statement of Additional Information

     Company
     Experts
     Custodian
     Legal Opinions
     Distribution
     Calculation of Performance Information
     Federal Tax Status
     Annuity Provisions
     Financial Statements

APPENDIX A
PARTICIPATING INVESTMENT PORTFOLIOS

Below are the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

AIM VARIABLE INSURANCE FUNDS:

AIM Variable Insurance Funds is a mutual fund with multiple portfolios. A I M Advisors, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:


AIM V.I. Capital Appreciation Fund

Investment Objective: The Fund's investment objective is growth of capital.


AIM V.I. International Equity Fund

Investment Objective: The Fund's investment objective is to achieve long-term growth of capital.

AIM V.I. Value Fund

Investment Objective: The Fund's investment objective is to achieve long-term growth of capital.


ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B):

Alliance Variable Products Series Fund, Inc. is a mutual fund with multiple portfolios. Alliance Capital Management L.P. is the investment adviser to each portfolio. The following portfolios are available under the contract:


Premier Growth Portfolio

Investment Objective: The Portfolio's investment objective is growth of capital by pursuing aggressive investment policies. The Portfolio invests primarily in equity securities of U.S. companies. Normally, the Portfolio invests in about 40-60 companies, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Portfolio's net assets.


AllianceBernstein Real Estate Investment Portfolio

Investment Objective: The Portfolio's investment objective is total return from long-term growth of capital and income principally through investing in equity securities of companies that are primarily engaged in or related to the real estate industry.


AllianceBernstein Value Portfolio

Investment Objective: The Portfolio's investment objective is growth of capital by investing primarily in a diversified portfolio of equity securities of companies with relatively large market capitalizations that Alliance believes are undervalued.


AllianceBernstein Small Cap Value Portfolio

Investment Objective: The Portfolio's investment objective is growth of capital by investing primarily in a diversified portfolio of equity securities of companies with small market capitalizations.


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:

American Century Variable Portfolios, Inc. is a mutual fund with multiple portfolios. American Century Investment Management, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:


VP Income & Growth Fund

Investment Objective: The Fund seeks dividend growth, current income and capital appreciation by investing in common stocks.


VP International Fund

Investment   Objective:   The  Fund  seeks   capital   growth  by  investing  in
internationally diversified stocks.


VP Value Fund

Investment Objective: The Fund seeks long-term capital growth by investing primarily in common stocks. Income is a secondary objective.

DREYFUS STOCK INDEX FUND (SERVICE SHARES):

The Dreyfus Corporation serves as the Fund's manager. Dreyfus has hired its affiliate, Mellon Equity Associates, to serve as the Fund's index fund manager and provide day-to-day management of the Fund's investments.

Investment Objective: The Fund seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the Fund generally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the index.


DREYFUS VARIABLE INVESTMENT FUND (SERVICE SHARES):

The Dreyfus Variable Investment Fund is a mutual fund with multiple portfolios. The Dreyfus Corporation serves as the investment adviser. Fayez Sarofim & Co. serves as sub-investment adviser to the Appreciation Portfolio, and provides day-to-day management. The following portfolios are available under the contract:


Dreyfus VIF - Appreciation Portfolio

Investment Objective: The Portfolio seeks long-term capital growth consistent with the preservation of capital; current income is a secondary goal. To pursue these goals, the Portfolio invests in common stocks focusing on "blue chip" companies with total market values of more than $5 billion at the time of purchase. These established companies have demonstrated sustained patterns of profitability, strong balance sheets, an expanding global presence and the potential to achieve predictable, above-average earnings growth.


Dreyfus VIF - Disciplined Stock Portfolio

Investment Objective: The Portfolio seeks investment returns (consisting of capital appreciation and income) that are greater than the total return performance of stocks represented by the Standard & Poor's 500 Composite Stock Price Index (S&P 500). To pursue this goal, the Portfolio invests in a blended portfolio of growth and value stocks chosen through a disciplined investment process. Consistency of returns and stability of the Portfolio's share price compared to the S&P 500 are primary goals of the process.


FIDELITY VARIABLE INSURANCE PRODUCTS FUND (SERVICE CLASS 2):

Fidelity Variable Insurance Products Fund is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. Beginning January 1, 2001, FMR Co., Inc. became the sub-adviser for the fund. The following Service Class 2 portfolios are available under the contract:


High Income Portfolio

Investment Objective: The High Income Portfolio seeks a high level of current income while also considering growth of capital.


Growth Portfolio

Investment   Objective:   The  Growth   Portfolio   seeks  to  achieve   capital
appreciation.


Equity-Income Portfolio

Investment Objective: The Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation.


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, CLASS 2 SHARES:

Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Most portfolios have two classes of shares: Class 1 and Class 2. The portfolios available in connection with your contract are Class 2 shares. Franklin Advisers, Inc. is the investment adviser for the Franklin Small Cap Fund; Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Securities Fund; Templeton Investment Counsel, LLC is the investment adviser for the Templeton International Securities Fund; and Franklin Mutual Advisers, LLC is the investment adviser for the Mutual Shares Securities Fund. The following portfolios are available under the contract:


Franklin Small Cap Fund

Investment Objective and Principal Investments: The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of U.S. small capitalization (small cap) growth companies.


Templeton Developing Markets Securities Fund

Investment Objective: The Fund's investment goal is long-term capital appreciation. Under normal market conditions, the Fund will invest at least 65% of its total assets in emerging market equity securities. Emerging market equity securities generally include equity securities that trade in emerging markets or are issued by companies that derive significant revenue from goods, services or sales produced, or that have their principal activities or significant assets in emerging market countries.


Templeton International Securities Fund

Investment Objective and Principal Investments: The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of companies located outside the U.S., including those in emerging markets.


Mutual Shares Securities Fund

Investment Objective and Principal Investments: The Fund's principal goal is capital appreciation. Its secondary goal is income. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies that the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).


GOLDMAN SACHS VARIABLE INSURANCE TRUST:

Goldman Sachs Variable Insurance Trust is a mutual fund with multiple portfolios. Goldman Sachs Asset Management, a unit of the Investment Management Division of Goldman, Sachs & Co., is the investment adviser for the Goldman Sachs VIT Growth and Income Fund and Goldman Sachs VIT Internet Tollkeeper Fund and Goldman Sachs Asset Management International is the investment adviser for the Goldman Sachs VIT International Equity Fund and the Goldman Sachs VIT Global Income Fund. The following portfolios are available under the contract:


Goldman Sachs VIT Growth and Income Fund

Investment Objective: The Fund seeks long-term growth of capital and growth of income. The Fund seeks this objective by investing in large capitalization U.S. stocks that are believed to have favorable prospects for capital appreciation and/or dividend paying ability.


Goldman Sachs VIT Internet Tollkeeper FundSM

Investment Objective: The Fund seeks long-term growth of capital by investing, under normal circumstances, at least 90% of its total assets in equity securities and at least 65% of its total assets in equity securities of
"Internet Tollkeeper" companies, which are companies in the media, telecommunications, technology and Internet sectors which provide access, infrastructure, content and services to Internet companies and Internet users.


Goldman Sachs VIT Global Income Fund

Investment Objective: The Fund seeks a high total return, emphasizing current income, and, to a lesser extent, providing opportunities for capital appreciation. The Fund invests primarily in a portfolio of high quality fixed-income securities of U.S. and foreign issuers and enters into transactions in foreign currencies.


Goldman Sachs VIT International Equity Fund

Investment Objective: The Fund seeks long-term capital appreciation by investing under normal circumstances, substantially all, and at least 65% of its total assets in equity securities of companies organized outside the United States or whose securities are principally traded outside the United States. The Fund intends to invest in companies with public stock market capitalizations that are larger than $1 billion at the time of investment. INVESCO VARIABLE INVESTMENT FUNDS, INC.:

INVESCO Variable Investment Funds, Inc. is a mutual fund with multiple portfolios. INVESCO Funds Group, Inc. is the investment adviser. The following portfolios are available under the contract:


INVESCO VIF - Dynamics Fund

Investment Objective: The Fund seeks to make your investment grow. It is actively managed. Because its strategy includes many short-term factors -- including current information about a company, investor interest, price movements of a company's securities and general market and monetary conditions -- securities in its portfolio usually are bought and sold relatively frequently. The Fund invests in a variety of securities that the adviser believes present opportunities for capital growth -- primarily common stock of mid-sized companies -- those with market caps between $2 billion and $15 billion at the time of purchase but also other types of securities including convertible securities and bonds.


INVESCO VIF - High Yield Fund

Investment Objective: The Fund seeks to provide a high level of current income through investments in debt securities. It also seeks to make an investment grow. The Fund invests primarily in bonds and other debt securities, as well as in preferred stocks. Often, but not always, when stock markets are up, debt markets are down, and vice versa. The Fund invests primarily in a diversified portfolio of high yield corporate bonds rated below investment grade, commonly known as "junk bonds," and preferred stock with medium to lower credit ratings. These investments generally offer higher rates of return, but are riskier than investments in securities of issuers with higher credit ratings. These debt securities are highly sensitive to changes in interest rates; in general, as interest rates rise, the value of these securities will decline. Because the debt securities held by the Fund tend to be lower rated, they are more susceptible to the impact of overall fluctuations in the economy than other, higher-rated debt securities. Although these securities carry with them higher risks, they generally provide higher yields -- and therefore higher income -- than higher-rated debt securities.


LIBERTY VARIABLE INVESTMENT TRUST:

Liberty Variable Investment Trust is a business trust organized under the laws of Massachusetts and is registered with the Securities and Exchange Commission as an open-end management investment company with multiple portfolios. Liberty Advisory Services Corp. (LASC) is the investment manager to the Funds in the Trust. LASC has engaged Newport Fund Management, Inc. as sub-adviser to provide investment advice for the Newport Tiger Fund, Variable Series. The following portfolio is available under the contract:

Newport Tiger Fund, Variable Series (Class A)

Investment Goal: The Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests primarily in stocks of companies located in the ten Tiger countries of Asia. The Tigers of Asia are Hong Kong, Singapore, South Korea, Taiwan, Malaysia, Thailand, India, Indonesia, The People's Republic of China and the Philippines. The Fund typically invests in stocks of quality growth companies.


MET INVESTORS SERIES TRUST:

Met Investors Series Trust is managed by Met Investors Advisory Corp. (Met Investors Advisory), which is an affiliate of MetLife Investors. Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory has engaged sub-advisers to provide investment advice for the individual investment portfolios. Effective February 12, 2001, the portfolios of Cova Series Trust were reorganized into corresponding portfolios of Met Investors Series Trust (except with respect to the Large Cap Research Portfolio which was merged into the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust). The Lord Abbett Growth Opportunities Portfolio commenced operations on February 12, 2001. The following Class B portfolios are available under the contract:


J.P. Morgan Enhanced Index Portfolio

Investment Objective: The J.P. Morgan Enhanced Index Portfolio seeks to provide long-term growth of capital and income.


J.P. Morgan International Equity Portfolio

Investment Objective: The J.P. Morgan International Equity Portfolio seeks to provide a high total return from a portfolio of equity securities of foreign corporations.


J.P. Morgan Quality Bond Portfolio

Investment Objective: The J.P. Morgan Quality Bond Portfolio seeks to provide a high total return consistent with moderate risk of capital and maintenance of liquidity.


J.P. Morgan Select Equity Portfolio

Investment Objective: The J.P. Morgan Select Equity Portfolio seeks to provide long-term growth of capital and income.


J.P. Morgan Small Cap Stock Portfolio

Investment Objective: The J.P. Morgan Small Cap Stock Portfolio seeks to provide a high total return from a portfolio of equity securities of small companies.


Lord Abbett Bond Debenture Portfolio

Investment Objective: The Lord Abbett Bond Debenture Portfolio seeks to provide high current income and the opportunity for capital appreciation to produce a high total return.


Lord Abbett Developing Growth Portfolio

Investment Objective: The Lord Abbett Developing Growth Portfolio seeks long-term growth of capital through a diversified and actively-managed portfolio consisting of developing growth companies, many of which are traded over the counter.


Lord Abbett Growth and Income Portfolio

Investment Objective: The Lord Abbett Growth and Income Portfolio seeks to achieve long-term growth of capital and income without excessive fluctuation in market value.


Lord Abbett Growth Opportunities Portfolio

Investment Objective: The Lord Abbett Growth Opportunities Portfolio seeks capital appreciation.


Lord Abbett Mid-Cap Value Portfolio

Investment Objective: The Lord Abbett Mid-Cap Value Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.


PIMCO Money Market Portfolio

Investment Objective: The PIMCO Money Market Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity.


MFS VARIABLE INSURANCE TRUST (SERVICE CLASS):

MFS  Variable  Insurance  Trust  is a  mutual  fund  with  multiple  portfolios.
Massachusetts Financial Services Company is the investment adviser to each portfolio. The following portfolios are available under the contract:


MFS Emerging Growth Series

Investment Objective: The Series' investment objective is long term growth of capital. The Series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities of emerging growth companies.


MFS Global Governments Series

Investment Objective:  The Series' investment objective is to provide income and
capital  appreciation.   The  Series  invests  primarily  in  U.S.  and  foreign
government securities.


MFS Investors Trust Series (prior to May 1, 2001, MFS Growth With Income Series)

Investment Objective: The Series' investment objective is to seek mainly to provide long-term growth of capital and secondarily to provide reasonable current income.


MFS High Income Series

Investment Objective: The Series' investment objective is to provide high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features. The Series invests, under normal market conditions, at least 80% of its total assets in high yield fixed income securities which generally are lower rated bonds commonly known as junk bonds. Junk bonds are subject to a substantially higher degree of risk than higher rated bonds.


MFS Research Series

Investment Objective: The Series' investment objective is long-term growth of capital and future income. The Series invests, under normal market conditions, at least 80% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts.


MFS New Discovery Series

Investment Objective: The Series' investment objective is capital appreciation. The Series invests, under normal market conditions, at least 65% of its total assets in equity securities of emerging growth companies.


PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS):

PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company LLC is the investment adviser to each portfolio. The Administrative Class of the following portfolios is available under the contract:


PIMCO High Yield Bond Portfolio

Investment Objective: The High Yield Bond Portfolio seeks to maximize total return, consistent with preservation of capital and prudent investment management. The High Yield Bond Portfolio invests under normal circumstances at least 65% of its assets in a diversified portfolio of high yield securities rated at least B by Moody's or S&P, or, if unrated, determined by the adviser to be of comparable quality.


PIMCO Low Duration Bond Portfolio

Investment Objective: The Low Duration Bond Portfolio seeks to maximize total return, consistent with preservation of capital and prudent investment management. The Low Duration Bond Portfolio invests under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities.


PIMCO StocksPLUS Growth and Income Portfolio

Investment Objective: The StocksPLUS Growth and Income Portfolio seeks to achieve a total return which exceeds the total return performance of the S&P
500. The StocksPLUS Growth and Income Portfolio invests in common stocks, options, futures, options on futures and swaps. Under normal market conditions, the Portfolio invests substantially all of its assets in S&P 500 derivatives, backed by a portfolio of fixed income instruments.


PIMCO Total Return Bond Portfolio

Investment Objective: The PIMCO Total Return Bond Portfolio seeks to maximize total return, consistent with preservation of capital and prudent investment management. The Total Return Bond Portfolio invests under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities.


PUTNAM VARIABLE TRUST:

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:


PUTNAM VT Growth and Income Fund - Class IB Shares

Investment Objective: The Fund seeks capital growth and current income.


PUTNAM VT International Growth Fund - Class IB Shares

Investment Objective: The Fund seeks capital appreciation.


PUTNAM VT International New Opportunities Fund - Class IB Shares

Investment Objective: The Fund seeks long-term capital appreciation.


PUTNAM VT New Value Fund - Class IB Shares

Investment Objective: The Fund seeks long-term capital appreciation.


PUTNAM VT Vista Fund - Class IB Shares

Investment Objective: The Fund seeks capital appreciation.


SCUDDER VARIABLE SERIES I (formerly, Scudder Variable Life Investment Fund):

Scudder Variable Series I is a mutual fund with multiple portfolios. Zurich Scudder Investments, Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:


International Portfolio

Investment Objective: The International Portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments.

SCUDDER VARIABLE SERIES II (formerly, Kemper Variable Series):

Scudder Variable Series II is a mutual fund with multiple portfolios. Zurich Scudder Investments, Inc. is the investment adviser for the Scudder Government Securities Portfolio, the Scudder Small Cap Growth Portfolio and the Scudder Small Cap Value Portfolio. The following portfolios are available under the contract:


Scudder Government Securities Portfolio

Investment Objective: Scudder Government Securities Portfolio seeks high current return consistent with preservation of capital. The Portfolio pursues its objective by investing at least 65% of its total assets in U.S. Government securities and repurchase agreements of U.S. Government securities.


Scudder Small Cap Growth Portfolio

Investment Objective: Scudder Small Cap Growth Portfolio seeks maximum appreciation of investors' capital. The Portfolio pursues its objective by investing at least 65% of its total assets in small capitalization stocks similar in size to those companies comprising the Russell 2000 Index. Many of these companies would be in the early stages of their life cycle. Equity securities in which the Portfolio invests consist primarily of common stocks, but may include convertible securities, including warrants and rights.


Scudder Small Cap Value Portfolio

Investment Objective: Scudder Small Cap Value Portfolio seeks long-term capital appreciation. The Portfolio pursues its investment objective by investing primarily in a diversified portfolio of the stocks of small U.S. companies, which are those similar in size to those comprising the Russell 2000 Index and that the investment manager believes to be undervalued. Under normal market conditions, the Portfolio invests at least 65% of its assets in small capitalization stocks similar in size to those comprising the Russell 2000 Index.

APPENDIX B
PERFORMANCE INFORMATION

Future performance will vary and the results shown are not necessarily representative of future results.

Note: The figures below present investment performance information for the periods ended December 31, 2000. While these numbers represent the returns as of that date, they do not represent performance information of the portfolios since that date. Performance information for the periods after December 31, 2000 may be different than the numbers shown below.

PART 1 - SEPARATE ACCOUNT PERFORMANCE

There are 2 charts below. Chart 1 is for contracts with the Annual Step-Up death benefit with no additional riders, which is the least expensive way to buy the contract. Chart 2 is for contracts with the Compounded-Plus death benefit and the Additional Death Benefit - Earnings Preservation benefit, which is the most expensive way to buy the contract. For purposes of calculating performance information, the Living Benefit rider charge is reflected as a percentage of account value. The statement of additional information contains more performance information.

o Column A presents performance figures for the accumulation units which reflect the separate account product charges (including death benefit rider charges), the account fee, and Living Benefit rider charge, the fees and expenses of each portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

o Column B presents performance figures for the accumulation units which reflect the separate account product charges (including death benefit rider charges) and fees and expenses of each portfolio.

Chart 1

Total Return for the periods ended December 31, 2000:
------------------------------------------------------------------------------------------------------------------------------------


                                                                                    Accumulation Unit Performance

                                                                       Column A                                Column B
                                                                   (reflects all                    (reflects separate account
                                                                      charges and                        product charges and
                                                                  portfolio expenses)                     portfolio expenses)
------------------------------------------------------------------------------------------------------------------------------------
                                      Separate Account
                                      Inception Date                               Since                                  Since
Portfolio                             in Portfolio          1 yr         5 yrs     inception          1 yr      5 yrs    inception
------------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
   AIM V.I. Capital
      Appreciation                    12/31/97             -17.95%       N/A       12.16%           -12.17%       N/A     13.82%
   AIM V.I. International
      Equity                          12/31/97             -33.10%       N/A        6.37%           -27.37%       N/A      8.17%
   AIM V.I. Value                     12/31/97             -21.63%       N/A       10.40%           -15.85%       N/A     12.09%
------------------------------------------------------------------------------------------------------------------------------------

Alliance Variable Products Series Fund, Inc. (Class B) (1)
   Premier Growth                     12/31/97             -23.70%       N/A       -9.67%           -17.93%       N/A     -5.39%
------------------------------------------------------------------------------------------------------------------------------------

APPENDIX B
PERFORMANCE INFORMATION (continued)

Chart 1
------------------------------------------------------------------------------------------------------------------------------------


                                                                                    Accumulation Unit Performance

                                                                       Column A                                Column B
                                                                   (reflects all                        (reflects separate account
                                                                      charges and                        product charges and
                                                                  portfolio expenses)                     portfolio expenses)
------------------------------------------------------------------------------------------------------------------------------------
                                      Separate Account
                                      Inception Date                               Since                                  Since
Portfolio                             in Portfolio          1 yr         5 yrs     inception          1 yr      5 yrs    inception
------------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
   VP Income & Growth                 11/19/99             -17.64%         N/A    -13.58%           -11.86%       N/A     -8.16%
   VP International                   11/19/99             -23.74%         N/A     -3.01%           -17.98%       N/A      2.38%
   VP Value                           11/19/99              10.61%         N/A      5.02%            16.50%       N/A     10.40%
------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Stock Index Fund (Service Shares) (2)
                                      11/19/99             -16.35%         N/A    -12.34%           -10.55%       N/A     -6.93%
------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Variable Investment Fund (Service Shares) (2)
   Appreciation                       11/19/99              -7.95%         N/A     -6.27%            -2.12%       N/A     -0.87%
   Disciplined Stock                  11/19/99             -16.32%         N/A    -12.48%           -10.52%       N/A     -7.07%
------------------------------------------------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund (Service Class 2) (3)
   Growth                             2/17/98              -18.00%         N/A     14.68%           -12.21%       N/A     16.60%
   Equity-Income                      2/17/98                0.78%         N/A      3.90%             6.64%       N/A      6.10%
------------------------------------------------------------------------------------------------------------------------------------

Franklin Templeton Variable Insurance Products Trust, Class 2 Shares
   Templeton International
      Securities (4) (5) (6)          5/1/98                -9.55%         N/A      0.45%            -3.73%       N/A      2.89%
   Franklin Small
      Cap (5) (6)                     2/26/99              -21.75%         N/A     30.90%           -15.97%       N/A     33.96%
   Templeton Developing
      Markets
      Securities (4) (5) (6)          5/1/98               -38.70%         N/A    -12.37%           -32.99%       N/A     -9.48%
   Mutual Shares
      Securities (5) (6)             4/30/98                 5.81%         N/A      2.47%            11.68%       N/A      4.86%
------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Variable Insurance Trust
   Goldman Sachs VIT
      Growth and Income              1/29/98               -11.82%         N/A     -3.49%            -6.01%       N/A     -1.11%
   Goldman Sachs VIT
      Internet TollkeeperSM           7/3/00                   N/A         N/A    -42.07%              N/A        N/A    -34.87%
   Goldman Sachs VIT
      Global Income                   1/29/98                1.68%         N/A      2.14%             7.54%       N/A      4.33%
   Goldman Sachs VIT
      International Equity            1/29/98              -20.17%         N/A      6.44%           -14.39%       N/A      8.52%
------------------------------------------------------------------------------------------------------------------------------------

APPENDIX B
PERFORMANCE INFORMATION (continued)

Chart 1
------------------------------------------------------------------------------------------------------------------------------------


                                                                                    Accumulation Unit Performance

                                                                       Column A                                Column B
                                                                   (reflects all                    (reflects separate account
                                                                      charges and                        product charges and
                                                                  portfolio expenses)                     portfolio expenses)
------------------------------------------------------------------------------------------------------------------------------------
                                      Separate Account
                                      Inception Date                               Since                                  Since
Portfolio                             in Portfolio          1 yr         5 yrs     inception          1 yr      5 yrs    inception
------------------------------------------------------------------------------------------------------------------------------------
INVESCO Variable Investment Funds, Inc.
   INVESCO VIF - Dynamics             11/19/99             -10.72%         N/A     -0.05%            -4.91%       N/A      5.34%
   INVESCO VIF - High Yield           11/19/99             -18.70%         N/A    -16.18%           -12.91%       N/A    -10.76%
------------------------------------------------------------------------------------------------------------------------------------

Liberty Variable Investment Trust
   Newport Tiger Fund,
      Variable Series (Class A)       12/31/97             -22.59%         N/A      6.58%           -16.82%       N/A      8.36%
------------------------------------------------------------------------------------------------------------------------------------

Met Investors Series Trust, Class B (7) (8)
   Lord Abbett Bond
      Debenture                       5/1/96                -6.67%         N/A      5.39%            -0.84%       N/A      6.48%
   Lord Abbett Developing
      Growth                          8/20/97              -25.91%         N/A      2.36%           -20.15%       N/A      4.08%
   J.P. Morgan
      International Equity            5/1/96               -23.87%         N/A      4.73%           -18.10%       N/A      5.83%
   J.P. Morgan Enhanced
      Index                           5/1/96               -18.80%         N/A     14.34%           -13.02%       N/A     15.28%
   Lord Abbett Growth
      and Income (9)                 12/11/89                6.92%       14.85%    15.19%            12.79%     15.64%    15.65%
   Lord Abbett Mid-Cap
      Value                           8/20/97               44.41%         N/A     14.15%            50.42%       N/A     15.63%
   J.P. Morgan Quality Bond           5/1/96                 3.72%         N/A      4.11%             9.59%       N/A      5.23%
   J.P. Morgan Select Equity          5/1/96               -13.56%         N/A     10.57%            -7.76%       N/A     11.56%
   J.P. Morgan Small
      Cap Stock                       5/1/96               -17.77%         N/A      7.82%           -11.98%       N/A      8.87%
------------------------------------------------------------------------------------------------------------------------------------

MFS Variable Insurance Trust (Service Class) (10)
   MFS Emerging Growth                12/31/97             -26.54%         N/A     20.74%           -20.78%       N/A     22.26%
   MFS Global Governments             12/31/97              -2.81%         N/A     -0.17%             3.03%       N/A      1.77%
   MFS Investors Trust                12/31/97              -7.50%         N/A      5.88%            -1.67%       N/A      7.67%
   MFS High Income                    12/31/97             -13.59%         N/A     -3.63%            -7.78%       N/A     -1.60%
   MFS Research                       12/31/97             -12.07%         N/A     10.05%            -6.26%       N/A     11.75%
   MFS New Discovery                  9/1/00                 N/A           N/A    -21.22%              N/A        N/A    -14.03%
------------------------------------------------------------------------------------------------------------------------------------


APPENDIX B
PERFORMANCE INFORMATION (continued)

Chart 1
------------------------------------------------------------------------------------------------------------------------------------


                                                                                    Accumulation Unit Performance

                                                                       Column A                                Column B
                                                                   (reflects all                      (reflects separate account
                                                                      charges and                        product charges and
                                                                  portfolio expenses)                     portfolio expenses)
------------------------------------------------------------------------------------------------------------------------------------
                                      Separate Account
                                      Inception Date                               Since                                  Since
Portfolio                             in Portfolio          1 yr         5 yrs     inception          1 yr      5 yrs    inception
------------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
   PIMCO High Yield Bond              11/19/99              -8.04%         N/A     -6.71%            -2.21%       N/A     -1.31%
   PIMCO Low Duration Bond            11/19/99               0.66%         N/A      0.15%             6.51%       N/A      5.54%
   PIMCO StocksPLUS
      Growth and Income               11/19/99             -16.55%         N/A    -12.65%           -10.76%       N/A     -7.24%
   PIMCO Total Return Bond            11/19/99               2.88%         N/A      1.23%             8.75%       N/A      6.62%
------------------------------------------------------------------------------------------------------------------------------------

Putnam Variable Trust, Class IB Shares (11)
   Putnam VT Growth
      and Income                      12/31/97               0.57%         N/A      4.77%             6.43%       N/A      6.58%
   Putnam VT
      International Growth            12/31/97             -16.66%         N/A     16.46%           -10.86%       N/A     18.05%
   Putnam VT International
      New Opportunities               12/31/97             -45.21%         N/A      9.55%           -39.52%       N/A     11.26%
   Putnam VT New Value                12/31/97              14.82%         N/A      5.86%            20.72%       N/A      7.66%
   Putnam VT Vista                    12/31/97             -11.23%         N/A     17.25%            -5.42%       N/A     18.83%
------------------------------------------------------------------------------------------------------------------------------------

Scudder Variable Series I (Class B)
(formerly, Scudder Variable Life Investment Fund) (12)
   International                      11/19/99             -28.73%         N/A    -14.87%           -22.98%       N/A     -9.44%
------------------------------------------------------------------------------------------------------------------------------------

Scudder Variable Series II
(formerly, Kemper Variable Series)
   Scudder Government
      Securities                      2/26/99                3.54%         N/A      2.81%             9.41%       N/A      4.67%
   Scudder Small
      Cap Growth                      1/29/98              -17.74%         N/A      9.20%           -11.95%       N/A     10.92%
   Scudder Small
      Cap Value                       1/29/98               -3.23%         N/A     -5.17%             2.61%       N/A     -3.08%
------------------------------------------------------------------------------------------------------------------------------------

APPENDIX B
PERFORMANCE INFORMATION (continued)

Chart 2
------------------------------------------------------------------------------------------------------------------------------------


                                                                                    Accumulation Unit Performance

                                                                       Column A                                Column B
                                                                    (reflects all                     (reflects separate account
                                                                      charges and                        product charges and
                                                                  portfolio expenses)                     portfolio expenses)
------------------------------------------------------------------------------------------------------------------------------------
                                      Separate Account
                                      Inception Date                                Since                                  Since
Portfolio                             in Portfolio          1 yr         5 yrs     inception          1 yr      5 yrs    inception
------------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
   AIM V.I. Capital
      Appreciation                    12/31/97             -18.31%       N/A       11.70%           -12.52%       N/A     13.37%
   AIM V.I. International
      Equity                          12/31/97             -33.40%       N/A        5.93%           -27.66%       N/A      7.74%
   AIM V.I. Value                     12/31/97             -21.97%       N/A        9.95%           -16.19%       N/A     11.64%
------------------------------------------------------------------------------------------------------------------------------------

Alliance Variable Products Series Fund, Inc. (Class B) (1)
   Premier Growth                     12/31/97             -24.03%       N/A      -10.05%           -18.26%       N/A     -5.77%
------------------------------------------------------------------------------------------------------------------------------------

American Century Variable Portfolios, Inc.
   VP Income & Growth                 11/19/99             -17.99%       N/A      -13.95%           -12.21%       N/A     -8.53%
   VP International                   11/19/99             -24.07%       N/A       -3.44%           -18.31%       N/A      1.96%
   VP Value                           11/19/99              10.16%       N/A        4.55%            16.04%       N/A      9.95%
------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Stock Index Fund (Service Shares) (2)
                         ~            11/19/99             -16.69%       N/A      -12.67%           -10.90%       N/A     -7.26%
------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Variable Investment Fund (Service Shares) (2)
   Appreciation                       11/19/99              -8.24%       N/A       -6.60%            -2.42%       N/A     -1.20%
   Disciplined Stock                  11/19/99             -16.55%       N/A      -12.78%           -10.76%       N/A     -7.37%
------------------------------------------------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund (Service Class 2) (3)
   Growth                             2/17/98              -18.35%       N/A       14.20%           -12.56%       N/A     16.14%
   Equity-Income                      2/17/98                0.36%       N/A        3.47%             6.21%       N/A      5.68%
------------------------------------------------------------------------------------------------------------------------------------

Franklin Templeton Variable Insurance Products Trust, Class 2 Shares
   Templeton International
      Securities (4) (5) (6)          5/1/98                -9.93%       N/A       0.02%            -4.12%        N/A      2.48%
   Franklin Small
      Cap (5) (6)                     2/26/99              -22.09%       N/A      30.37%           -16.32%        N/A     33.43%
   Templeton Developing
      Markets
      Securities (4) (5) (6)          5/1/98               -38.97%       N/A     -12.75%           -33.25%        N/A     -9.84%
   Mutual Shares
      Securities (5) (6)             4/30/98                 5.36%       N/A       2.04%            11.24%        N/A      4.44%
------------------------------------------------------------------------------------------------------------------------------------

APPENDIX B
PERFORMANCE INFORMATION (continued)

Chart 2
------------------------------------------------------------------------------------------------------------------------------------


                                                                                    Accumulation Unit Performance

                                                                       Column A                                Column B
                                                                  (reflects all                       (reflects separate account
                                                                      charges and                        product charges and
                                                                  portfolio expenses)                     portfolio expenses)
------------------------------------------------------------------------------------------------------------------------------------
                                      Separate Account
                                      Inception Date                               Since                                  Since
Portfolio                             in Portfolio          1 yr         5 yrs     inception          1 yr      5 yrs    inception
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
   Goldman Sachs VIT
      Growth and Income              1/29/98               -12.19%         N/A     -3.91%            -6.38%       N/A     -1.51%
   Goldman Sachs VIT
      Internet TollkeeperSM           7/3/00                  N/A          N/A    -42.20%               N/A       N/A    -35.01%
   Goldman Sachs VIT
      Global Income                   1/29/98                1.26%         N/A      1.65%             7.11%       N/A      3.86%
   Goldman Sachs VIT
      International Equity            1/29/98              -20.51%         N/A      5.97%           -14.73%       N/A      8.06%
------------------------------------------------------------------------------------------------------------------------------------

INVESCO Variable Investment Funds, Inc.
   INVESCO VIF - Dynamics             11/19/99             -11.08%         N/A     -0.45%            -5.27%       N/A      4.93%
   INVESCO VIF - High Yield           11/19/99             -19.04%         N/A    -16.55%           -13.26%       N/A    -11.12%
------------------------------------------------------------------------------------------------------------------------------------

Liberty Variable Investment Trust
   Newport Tiger Fund,
      Variable Series (Class A)       12/31/97             -22.91%         N/A      6.13%           -17.14%       N/A      7.92%
------------------------------------------------------------------------------------------------------------------------------------

Met Investors Series Trust, Class B (7) (8)
   Lord Abbett Bond
      Debenture                       5/1/96                -7.06%         N/A      4.95%            -1.24%       N/A      6.05%
   Lord Abbett Developing
      Growth                          8/20/97              -26.23%         N/A      2.20%           -20.47%       N/A      3.92%
   J.P. Morgan
      International Equity            5/1/96               -24.19%         N/A      4.20%           -18.42%       N/A      5.32%
   J.P. Morgan Enhanced
      Index                           5/1/96               -19.15%         N/A     13.87%           -13.36%       N/A     14.82%
   Lord Abbett Growth
      and Income (9)                12/11/89                6.47%        14.39%    14.73%            12.35%     15.18%    15.19%
   Lord Abbett Mid-Cap
      Value                           8/20/97               43.82%         N/A     13.50%            49.82%       N/A     15.00%
   J.P. Morgan Quality Bond           5/1/96                 3.29%         N/A      3.68%             9.15%       N/A      4.81%
   J.P. Morgan Select Equity          5/1/96               -13.93%         N/A     10.12%            -8.13%       N/A     11.12%
   J.P. Morgan Small
      Cap Stock                       5/1/96               -18.12%         N/A      7.38%           -12.33%       N/A      8.44%
------------------------------------------------------------------------------------------------------------------------------------

APPENDIX B
PERFORMANCE INFORMATION (continued)

Chart 2
------------------------------------------------------------------------------------------------------------------------------------


                                                                                    Accumulation Unit Performance

                                                                       Column A                                Column B
                                                                   (reflects all                     (reflects separate account
                                                                      charges and                        product charges and
                                                                  portfolio expenses)                     portfolio expenses)
------------------------------------------------------------------------------------------------------------------------------------
                                      Separate Account
                                      Inception Date                                Since                                  Since
Portfolio                             in Portfolio          1 yr         5 yrs     inception          1 yr      5 yrs    inception
------------------------------------------------------------------------------------------------------------------------------------
MFS Variable Insurance Trust (Service Class) (10)
   MFS Emerging Growth                12/31/97             -26.85%         N/A     20.24%           -21.09%       N/A     21.77%
   MFS Global Governments             12/31/97              -3.22%         N/A     -0.59%             2.62%       N/A      1.36%
   MFS Investors Trust                12/31/97              -7.89%         N/A      5.44%            -2.06%       N/A      7.24%
   MFS High Income                    12/31/97             -13.95%         N/A     -4.04%            -8.15%       N/A     -1.99%
   MFS Research                       12/31/97             -12.44%         N/A      9.60%            -6.63%       N/A     11.31%
   MFS New Discovery                    9/1/00               N/A           N/A    -21.34%              N/A        N/A    -14.15%
------------------------------------------------------------------------------------------------------------------------------------

PIMCO Variable Insurance Trust
   PIMCO High Yield Bond              11/19/99              -8.46%         N/A     -7.18%            -2.64%       N/A     -1.77%
   PIMCO Low Duration Bond            11/19/99              -0.34%         N/A     -0.88%             5.52%       N/A      4.51%
   PIMCO StocksPLUS
      Growth and Income               11/19/99             -16.90%         N/A    -13.04%           -11.10%       N/A     -7.63%
   PIMCO Total Return Bond            11/19/99               2.36%         N/A      0.85%             8.22%       N/A      6.24%
------------------------------------------------------------------------------------------------------------------------------------

Putnam Variable Trust, Class IB Shares (11)
   Putnam VT Growth
      and Income                      12/31/97               0.15%         N/A      4.33%             6.00%       N/A      6.16%
   Putnam VT
      International Growth            12/31/97             -17.01%         N/A     15.98%           -11.22%       N/A     17.57%
   Putnam VT International
      New Opportunities               12/31/97             -45.45%         N/A      9.10%           -39.76%       N/A     10.81%
   Putnam VT New Value                12/31/97              14.34%         N/A      5.42%            20.24%       N/A      7.23%
   Putnam VT Vista                    12/31/97             -11.61%         N/A     16.77%            -5.80%       N/A     18.35%
------------------------------------------------------------------------------------------------------------------------------------

Scudder Variable Series I (Class B)
(formerly, Scudder Variable Life Investment Fund) (12)
   International                      11/19/99             -29.03%         N/A    -15.23%           -23.28%       N/A     -9.80%
------------------------------------------------------------------------------------------------------------------------------------

Scudder Variable Series II
(formerly, Kemper Variable Series)
   Scudder Government
      Securities                      2/26/99                3.09%         N/A      2.37%             8.95%       N/A      4.24%
   Scudder Small
      Cap Growth                      1/29/98              -18.09%         N/A      8.74%           -12.30%       N/A     10.46%
   Scudder Small
      Cap Value                       1/29/98               -3.64%         N/A     -5.58%             2.20%       N/A     -3.48%
------------------------------------------------------------------------------------------------------------------------------------

(1)  Performance information shown reflects the deduction of a .25% 12b-1 fee.

(2) Performance information shown is for the Initial Class Shares of the Fund. The Service Class Shares have a .25% 12b-1 fee. If this fee were reflected in the performance information shown, performance would be lower.

(3) Service Class 2 Shares include an asset-based distribution fee (12b-1 fee). The initial offering of Service Class 2 shares took place on January 12, 2000, at which time a .25% 12b-1 fee was imposed. Returns prior to that date do not include the effect of the Service Class 2 .25% 12b-1 fee. Returns listed would have been lower for each Portfolio if the Service Class fee structure had been in place and was reflected in the performance.

(4)  For  the  Templeton   Developing  Markets  Securities  Fund  and  Templeton
     International Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of the Templeton Developing Markets and International Funds, respectively.

(5)  Ongoing  stock  market  volatility  can  dramatically   change  the  fund's
     short-term performance; current results may differ.

(6) Because Class 2 shares were not offered until 1/6/99 (5/1/97 for Templeton Developing Markets Securities and Templeton International Securities Funds), standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning on 1/6/99 (or 5/1/97), Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(7) Pursuant to an Agreement and Plan of Reorganization the portfolios of Cova Series Trust ("Predecessor Fund") have been reorganized into corresponding portfolios of Met Investors Series Trust. The assets of the portfolios of the Predecessor Fund were transferred to corresponding portfolios of Met Investors Series Trust. Performance information shown above reflects historical performance of each Predecessor Fund portfolio. Each portfolio of Met Investors Series Trust will be managed by the same investment manager using the same investment objective and strategy as its Predecessor Fund portfolio.

(8) For periods prior to the inception of Class B shares, performance information shown is the performance of the shares of the portfolio's
     Predecessor Fund adjusted to reflect Class B 12b-1 fees. The Predecessor Fund shares did not pay Rule 12b-1 fees.

(9) On February 12, 2001, the assets of the Lord Abbett Growth and Income Portfolio of Cova Series Trust were transferred to the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust. Sub-account performance shown reflects historical performance of the Cova Series Trust portfolio (from January 8, 1999 through December 31, 2000) and of the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. (from December 11, 1989 through January 7, 1999).

     On January 8, 1999 all of the assets of the sub-account were transferred from the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. to the Lord Abbett Growth and Income Portfolio of Cova Series Trust pursuant to a substitution order issued by the Securities and Exchange Commission. Lord, Abbett & Co. has managed the assets underlying this sub-account since its inception in 1989, pursuant to the same investment objective and strategy to be used by the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust.

(10) Service Class Shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial Class shares, the blended Service Class share performance is higher than it would have been had Service Class shares been offered for the entire period.

(11) Performance information shown reflects the deduction of a .15% 12b-1 fee. The estimated 12b-1 fee for the year ending December 31, 2001 is .25% for each Fund. If this higher 12b-1 fee had been in effect, the performance information shown would be lower.

(12) Performance information shown reflects the deduction of a .25% 12b-1 fee.

APPENDIX B
PERFORMANCE INFORMATION (continued)

PART 2 - HISTORICAL FUND PERFORMANCE

The contracts are new and therefore have no performance history. However, certain portfolios have been in existence for some time and have an investment history. In order to show how the historical performance of the portfolios affects the contract's accumulation unit values, the following performance information was developed.

The information is based upon the historical experience of the portfolios and is for the periods shown. The charts below show the investment performance of the portfolios and the accumulation unit performance calculated by assuming that the contracts were invested in the portfolios for the same periods.

There are 2 charts below. Chart 1 is for contracts with the Annual Step-Up death benefit with no additional riders, which is the least expensive way to buy the contract. Chart 2 is for contracts with the Compounded-Plus death benefit and the Additional Death Benefit - Earnings Preservation benefit, which is the most expensive way to buy the contract. For purposes of calculating performance information, the Living Benefit rider charge is reflected as a percentage of account value. The statement of additional information contains more performance information.

o The performance figures in Column A reflect the fees and expenses paid by each portfolio.

o Column B presents performance figures for the accumulation units which reflect the separate account product charges (including death benefit rider charges), the account fee, and Living Benefit rider charge, the fees and expenses of each portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

o Column C presents performance figures for the accumulation units which reflect the separate account product charges (including death benefit rider charges) and the fees and expenses of each portfolio.

APPENDIX B
PERFORMANCE INFORMATION (continued)

Chart 1

Total Return for the periods ended December 31, 2000:
------------------------------------------------------------------------------------------------------------------------------------

                                                                                         Accumulation Unit Performance

                                                                                  Column B                       Column C
                                                                                (reflects all           (reflects separate account
                                              Portfolio Performance             charges and                 product charges and
                                                    Column A                 portfolio expenses)            portfolio expenses)
------------------------------------------------------------------------------------------------------------------------------------

                               Portfolio                    10 yrs or                      10 yrs or                      10 yrs or
                               Inception                    since                          since                          since
Portfolio                      Date         1 yr   5 yrs    inception     1 yr     5 yrs   inception     1 yr     5 yrs   inception
------------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
   AIM V.I. Capital
      Appreciation              5/5/93   -10.91%    15.45%    17.37%    -17.95%    13.06%   15.29%     -12.17%    13.86%   15.75%
   AIM V.I. International
      Equity                    5/5/93   -26.40%    11.09%    11.62%    -33.10%     8.81%    9.69%     -27.37%     9.65%   10.14%
   AIM V.I. Value               5/5/93   -14.65%    15.87%    17.33%    -21.63%    13.48%   15.24%     -15.85%    14.28%   15.71%
------------------------------------------------------------------------------------------------------------------------------------

Alliance Variable Products Series
Fund, Inc. (Class B) (1)
   Premier Growth               7/14/99  -16.78%      N/A     -4.03%    -23.70%      N/A    -8.38%     -17.93%      N/A    -5.39%
------------------------------------------------------------------------------------------------------------------------------------

American Century Variable Portfolios, Inc.
   VP Income & Growth           10/30/97 -10.62%      N/A     12.28%    -17.64%      N/A     9.06%     -11.86%      N/A    10.71%
   VP International             5/1/94   -16.83%    17.07%    13.64%    -23.74%    14.68%   11.45%     -17.98%    15.46%   12.06%
   VP Value                     5/1/96    18.14%      N/A     12.59%     10.61%      N/A    10.01%      16.50%      N/A    11.02%
------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Stock Index Fund (Service Shares) (2)
                                9/29/89   -9.28%    17.98%    16.97%    -16.35%    15.54%   14.87%     -10.55%    16.31%   15.34%
------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Variable Investment Fund
(Service Shares) (2)
   Appreciation                 4/5/93    -0.65%    18.31%    17.15%     -7.95%    15.88%   15.04%      -2.12%    16.65%   15.51%
   Disciplined Stock            8/1/96    -9.14%      N/A     17.60%    -16.32%      N/A    15.02%     -10.52%      N/A    15.96%
------------------------------------------------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund
(Service Class 2) (3)
   High Income                  9/19/85  -22.87%     1.35%     9.78%    -29.68%    -1.05%    7.83%     -23.94%    -0.06%    8.26%
   Growth                       10/9/86  -11.21%    19.19%    19.98%    -18.00%    16.82%   17.88%     -12.21%    17.59%   18.34%
   Equity-Income                10/9/86    8.13%    13.40%    17.30%      0.78%    10.99%   15.20%       6.64%    11.81%   15.66%
------------------------------------------------------------------------------------------------------------------------------------

APPENDIX B
PERFORMANCE INFORMATION (continued)

Chart 1

Total Return for the periods ended December 31, 2000:
------------------------------------------------------------------------------------------------------------------------------------

                                                                                         Accumulation Unit Performance

                                                                                  Column B                       Column C
                                                                              (reflects all              (reflects separate account
                                              Portfolio Performance             charges and                 product charges and
                                                    Column A                 portfolio expenses)            portfolio expenses)
------------------------------------------------------------------------------------------------------------------------------------

                               Portfolio                    10 yrs or                      10 yrs or                      10 yrs or
                               Inception                    since                          since                          since
Portfolio                      Date         1 yr   5 yrs    inception     1 yr     5 yrs   inception     1 yr     5 yrs   inception
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance
Products Trust, Class 2 Shares
   Templeton
      International Securities
     Fund (4) (5) (6)           5/1/92    -2.38%    13.11%    13.06%     -9.55%    10.73%   11.05%      -3.73%    11.55%   11.50%
   Franklin Small Cap
      Fund (5) (6)              11/1/95  -14.76%    20.23%    20.04%    -21.75%    17.81%   17.64%     -15.97%    18.57%   18.40%
   Templeton Developing
      Markets Securities
      Fund (4) (5) (6)          3/4/96   -32.04%      N/A    -11.71%    -38.70%      N/A   -14.72%     -32.99%      N/A   -12.94%
   Mutual Shares Securities
      Fund (5) (6)              11/8/96   13.25%      N/A     11.48%      5.81%      N/A     8.79%      11.68%      N/A     9.93%
------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Variable Insurance Trust
   Goldman Sachs VIT
      Growth and Income         1/12/98   -4.68%      N/A      1.97%    -11.82%      N/A    -1.73%      -6.01%      N/A     0.56%
   Goldman Sachs VIT
      Internet TollkeeperSM     5/1/00       N/A      N/A    -32.00%        N/A      N/A   -39.87%         N/A      N/A   -32.63%
   Goldman Sachs VIT
      Global Income             1/12/98    9.03%      N/A      5.39%      1.68%      N/A     1.81%       7.54%      N/A     3.99%
   Goldman Sachs VIT
      International Equity      1/12/98  -13.15%      N/A     11.29%    -20.17%      N/A     7.79%     -14.39%      N/A     9.80%
------------------------------------------------------------------------------------------------------------------------------------

INVESCO Variable Investment Funds, Inc.
   INVESCO VIF -
      Dynamics                  8/25/97   -3.55%      N/A     20.18%    -10.72%      N/A    17.11%      -4.91%      N/A    18.55%
   INVESCO VIF -
      High Yield                5/26/94  -11.68%     6.00%     7.50%    -18.70%     3.62%    5.37%     -12.91%     4.53%    6.02%
------------------------------------------------------------------------------------------------------------------------------------

APPENDIX B
PERFORMANCE INFORMATION (continued)

Chart 1

Total Return for the periods ended December 31, 2000:
------------------------------------------------------------------------------------------------------------------------------------

                                                                                         Accumulation Unit Performance

                                                                                  Column B                       Column C
                                                                                (reflects all           (reflects separate account
                                              Portfolio Performance             charges and                 product charges and
                                                    Column A                 portfolio expenses)            portfolio expenses)
------------------------------------------------------------------------------------------------------------------------------------

                               Portfolio                    10 yrs or                      10 yrs or                      10 yrs or
                               Inception                    since                          since                          since
Portfolio                      Date         1 yr   5 yrs    inception     1 yr     5 yrs   inception     1 yr     5 yrs   inception
------------------------------------------------------------------------------------------------------------------------------------
Liberty Variable Investment Trust
   Newport Tiger Fund,
      Variable Series
      (Class A)                 5/1/95   -15.63%     0.40%     2.86%    -22.59%    -2.03%    0.51%     -16.82%    -1.00%    1.43%
------------------------------------------------------------------------------------------------------------------------------------

MFS Variable Insurance Trust (Service Class) (7)
   MFS Emerging Growth          7/24/95  -19.66%    22.13%    23.78%    -26.54%    19.68%   21.35%     -20.78%    20.43%   22.06%
   MFS Global
      Governments               6/14/94    4.48%     2.48%     4.13%     -2.81%     0.07%    1.98%       3.03%     1.06%    2.68%
   MFS Investors Trust          10/9/95   -0.29%    16.02%    16.70%     -7.50%    13.61%   14.31%      -1.67%    14.40%   15.08%
   MFS High Income              7/26/95   -6.48%     4.77%     5.37%    -13.59%     2.38%    3.02%      -7.78%     3.31%    3.90%
   MFS Research                 7/26/95   -4.98%    16.43%    17.18%    -12.07%    14.03%   14.82%      -6.26%    14.82%   15.57%
   MFS New Discovery            4/29/98   -2.05%      N/A     22.96%     -9.28%      N/A    19.19%      -3.46%      N/A    21.20%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
   PIMCO High
      Yield Bond                4/30/98   -0.86%      N/A      1.47%     -8.04%      N/A    -2.47%      -2.21%      N/A     0.06%
   PIMCO Low
      Duration Bond             2/16/99    7.41%      N/A      5.31%      0.66%      N/A     0.93%       6.51%      N/A     4.22%
   PIMCO StocksPLUS
      Growth and Income         12/31/97  -9.50%      N/A     12.19%    -16.55%      N/A     8.91%     -10.76%      N/A    10.63%
   PIMCO Total
      Return Bond               12/31/97  10.15%      N/A      5.97%      2.88%      N/A     1.94%       8.75%      N/A     3.82%
------------------------------------------------------------------------------------------------------------------------------------

Putnam Variable Trust, Class IB Shares (8)
   Putnam VT Growth
      and Income                2/1/88     7.92%    13.76%    14.50%      0.57%    11.36%   12.45%       6.43%    12.18%   12.91%
   Putnam VT International
      Growth                    1/2/97    -9.61%      N/A     18.79%    -16.66%      N/A    15.93%     -10.86%      N/A    17.14%
   Putnam VT International
      New Opportunities         1/2/97   -38.67%      N/A      9.42%    -45.21%      N/A     6.51%     -39.52%      N/A     7.89%
   Putnam VT New Value 1/2/97   22.37%   N/A           11.22% 14.82%    N/A            8.30%20.72%     N/A            9.65%
   Putnam VT Vista              1/2/97    -4.09%      N/A     21.17%    -11.23%      N/A    18.31%      -5.42%      N/A    19.48%
------------------------------------------------------------------------------------------------------------------------------------

APPENDIX B
PERFORMANCE INFORMATION (continued)

Chart 1

Total Return for the periods ended December 31, 2000:
------------------------------------------------------------------------------------------------------------------------------------

                                                                                         Accumulation Unit Performance

                                                                                  Column B                       Column C
                                                                               (reflects all           (reflects separate account
                                              Portfolio Performance             charges and                 product charges and
                                                    Column A                 portfolio expenses)            portfolio expenses)
------------------------------------------------------------------------------------------------------------------------------------

                               Portfolio                    10 yrs or                      10 yrs or                      10 yrs or
                               Inception                    since                          since                          since
Portfolio                      Date         1 yr   5 yrs    inception     1 yr     5 yrs   inception     1 yr     5 yrs   inception
------------------------------------------------------------------------------------------------------------------------------------
Scudder Variable Series I (Class B)
(formerly, Scudder Variable Life Investment Fund) (9)
   International                5/8/97   -21.73%      N/A     10.94%    -28.73%      N/A     7.72%     -22.98%      N/A     9.33%
------------------------------------------------------------------------------------------------------------------------------------

Scudder Variable Series II
(formerly, Kemper Variable Series)
   Scudder Government
      Securities                9/3/87    10.93%     6.31%     7.52%      3.54%     3.57%    5.29%       9.41%     4.50%    5.74%
   Scudder Small
      Cap Growth                5/2/94   -10.71%    19.66%    19.65%    -17.74%    17.16%   17.41%     -11.95%    17.92%   18.00%
   Scudder Small
      Cap Value                 5/1/96     4.05%      N/A      3.56%     -3.23%      N/A     0.93%       2.61%      N/A     2.12%
------------------------------------------------------------------------------------------------------------------------------------

APPENDIX B
PERFORMANCE INFORMATION (continued)

Chart 2
                                                                                         Accumulation Unit Performance

                                                                                  Column B                       Column C
                                                                               (reflects all           (reflects separate account
                                              Portfolio Performance             charges and                 product charges and
                                                    Column A                 portfolio expenses)            portfolio expenses)
------------------------------------------------------------------------------------------------------------------------------------

                               Portfolio                    10 yrs or                      10 yrs or                      10 yrs or
                               Inception                    since                          since                          since
Portfolio                      Date         1 yr   5 yrs    inception     1 yr     5 yrs   inception     1 yr     5 yrs   inception
------------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
   AIM V.I. Capital
      Appreciation              5/5/93   -10.91%    15.45%    17.37%    -18.31%    12.60%   14.83%     -12.52%    13.41%   15.30%
   AIM V.I. International
      Equity                    5/5/93   -26.40%    11.09%    11.62%    -33.40%     8.37%    9.25%     -27.66%     9.22%    9.71%
   AIM V.I. Value               5/5/93   -14.65%    15.87%    17.33%    -21.97%    13.03%   14.79%     -16.19%    13.83%   15.25%
------------------------------------------------------------------------------------------------------------------------------------

Alliance Variable Products Series
Fund, Inc. (Class B) (1)
   Premier Growth               7/14/99  -16.78%      N/A     -4.03%    -24.03%      N/A    -8.77%     -18.26%      N/A    -5.77%
------------------------------------------------------------------------------------------------------------------------------------

American Century Variable Portfolios, Inc.
   VP Income & Growth           10/30/97 -10.62%      N/A     12.28%    -17.99%      N/A     8.60%     -12.21%      N/A    10.27%
   VP International             5/1/94   -16.83%    17.07%    13.64%    -24.07%    14.19%   10.98%     -18.31%    14.98%   11.60%
   VP Value                     5/1/96    18.14%      N/A     12.59%     10.16%      N/A     9.55%      16.04%      N/A    10.57%
------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Stock Index Fund (Service Shares) (2)
                                9/29/89   -9.28%    17.98%    16.97%    -16.69%    15.08%   14.42%     -10.90%    15.86%   14.88%
------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Variable Investment Fund
(Service Shares) (2)
   Appreciation                 4/5/93    -0.65%    18.31%    17.15%     -8.24%    15.43%   14.59%      -2.42%    16.20%   15.06%
   Disciplined Stock            5/1/96    -9.14%      N/A     17.60%    -16.55%      N/A    14.58%     -10.76%      N/A    15.52%
------------------------------------------------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund
(Service Class 2) (3)
   High Income                  9/19/85  -22.87%     1.35%     9.78%    -29.99%    -1.46%    7.39%     -24.24%    -0.46%    7.82%
   Growth                       10/9/86  -11.21%    19.19%    19.98%    -18.35%    16.34%   17.41%     -12.56%    17.12%   17.87%
   Equity-Income                10/9/86    8.13%    13.40%    17.30%      0.36%    10.54%   14.74%       6.21%    11.37%   15.20%
------------------------------------------------------------------------------------------------------------------------------------


APPENDIX B
PERFORMANCE INFORMATION (continued)

Chart 2

Total Return for the periods ended December 31, 2000:
------------------------------------------------------------------------------------------------------------------------------------

                                                                                         Accumulation Unit Performance

                                                                                  Column B                       Column C
                                                                               (reflects all           (reflects separate account
                                              Portfolio Performance             charges and                 product charges and
                                                    Column A                 portfolio expenses)            portfolio expenses)
------------------------------------------------------------------------------------------------------------------------------------

                               Portfolio                    10 yrs or                      10 yrs or                      10 yrs or
                               Inception                    since                          since                          since
Portfolio                      Date         1 yr   5 yrs    inception     1 yr     5 yrs   inception     1 yr     5 yrs   inception
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance
Products Trust, Class 2 Shares
   Templeton
      International Securities
      Fund (4) (5) (6)          5/1/92    -2.38%    13.11%    13.06%     -9.93%    10.28%   10.60%      -4.12%    11.11%   11.06%
   Franklin Small Cap
      Fund (5) (6)              11/1/95  -14.76%    20.23%    20.04%    -22.09%    17.34%   17.17%     -16.32%    18.10%   17.93%
   Templeton Developing
      Markets Securities
      Fund (4) (5) (6)          3/4/96   -32.04%      N/A    -11.71%    -38.97%      N/A   -15.08%     -33.25%      N/A   -13.29%
   Mutual Shares Securities
      Fund (5) (6)              11/8/96   13.25%      N/A     11.48%      5.36%      N/A     8.34%      11.24%      N/A     9.50%
------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Variable Insurance Trust
   Goldman Sachs VIT
      Growth and Income         1/12/98   -4.68%      N/A      1.97%    -12.19%      N/A    -2.15%      -6.38%      N/A     0.16%
   Goldman Sachs VIT
      Internet TollkeeperSM     5/1/00       N/A      N/A    -32.00%        N/A      N/A   -40.06%         N/A      N/A   -32.82%
   Goldman Sachs VIT
      Global Income             1/12/98    9.03%      N/A      5.39%      1.26%      N/A     1.33%       7.11%      N/A     3.53%
   Goldman Sachs VIT
      International Equity      1/12/98  -13.15%      N/A     11.29%    -20.51%      N/A     7.31%     -14.73%      N/A     9.33%
------------------------------------------------------------------------------------------------------------------------------------

INVESCO Variable Investment Funds, Inc.
   INVESCO VIF -
      Dynamics                  8/25/97   -3.55%      N/A     20.18%    -11.08%      N/A    16.64%      -5.27%      N/A    18.08%
   INVESCO VIF -
      High Yield                5/26/94  -11.68%     6.00%     7.50%    -19.04%     3.20%    4.94%     -13.26%     4.12%    5.60%
------------------------------------------------------------------------------------------------------------------------------------

APPENDIX B
PERFORMANCE INFORMATION (continued)

Chart 2

Total Return for the periods ended December 31, 2000:
------------------------------------------------------------------------------------------------------------------------------------

                                                                                         Accumulation Unit Performance

                                                                                  Column B                       Column C
                                                                               (reflects all           (reflects separate account
                                              Portfolio Performance             charges and                 product charges and
                                                    Column A                 portfolio expenses)            portfolio expenses)
------------------------------------------------------------------------------------------------------------------------------------

                               Portfolio                    10 yrs or                      10 yrs or                      10 yrs or
                               Inception                    since                          since                          since
Portfolio                      Date         1 yr   5 yrs    inception     1 yr     5 yrs   inception     1 yr     5 yrs   inception
------------------------------------------------------------------------------------------------------------------------------------
Liberty Variable Investment Trust
   Newport Tiger Fund,
      Variable Series
      (Class A)                 5/1/95   -15.63%     0.40%     2.86%    -22.91%    -2.44%    0.09%     -17.14%    -1.40%    1.02%
------------------------------------------------------------------------------------------------------------------------------------

MFS Variable Insurance Trust (Service Class) (7)
   MFS Emerging Growth          7/24/95  -19.66%    22.13%    23.78%    -26.85%    19.20%   20.86%     -21.09%    19.95%   21.57%
   MFS Global
      Governments               6/14/94    4.48%     2.48%     4.13%     -3.22%    -0.34%    1.56%       2.62%     0.65%    2.27%
   MFS Investors Trust          10/9/95   -0.29%    16.02%    16.70%     -7.89%    13.15%   13.84%      -2.06%    13.95%   14.62%
   MFS High Income              7/26/95   -6.48%     4.77%     5.37%    -13.95%     1.96%    2.59%      -8.15%     2.90%    3.49%
   MFS Research                 7/26/95   -4.98%    16.43%    17.18%    -12.44%    13.57%   14.36%      -6.63%    14.36%   15.10%
   MFS New Discovery            4/29/98   -2.05%      N/A     22.96%     -9.67%      N/A    18.70%      -3.85%      N/A    20.72%
------------------------------------------------------------------------------------------------------------------------------------

PIMCO Variable Insurance Trust
   PIMCO High
      Yield Bond                4/30/98   -0.86%      N/A      1.47%     -8.46%      N/A    -2.91%      -2.64%      N/A    -0.37%
   PIMCO Low
      Duration Bond             2/16/99    7.41%      N/A      5.31%     -0.34%      N/A     0.13%       5.52%      N/A     3.45%
   PIMCO StocksPLUS
      Growth and Income         12/31/97  -9.50%      N/A     12.19%    -16.90%      N/A     8.46%     -11.10%      N/A    10.18%
   PIMCO Total
      Return Bond               12/31/97  10.15%      N/A      5.97%      2.36%      N/A     1.53%       8.22%      N/A     3.42%
------------------------------------------------------------------------------------------------------------------------------------

Putnam Variable Trust, Class IB Shares (8)
   Putnam VT Growth
      and Income                2/1/88     7.92%    13.76%    14.50%      0.15%    10.91%   12.00%       6.00%    11.73%   12.46%
   Putnam VT International
      Growth                    1/2/97    -9.61%      N/A     18.79%    -17.01%      N/A    15.46%     -11.22%      N/A    16.67%
   Putnam VT International
      New Opportunities         1/2/97   -38.67%      N/A      9.42%    -45.45%      N/A     6.07%     -39.76%      N/A     7.46%
   Putnam VT New Value 1/2/97   22.37%   N/A           11.22% 14.34%    N/A            7.86%20.24%     N/A            9.21%
   Putnam VT Vista              1/2/97    -4.09%      N/A     21.17%    -11.61%      N/A    17.83%      -5.80%      N/A    19.00%
------------------------------------------------------------------------------------------------------------------------------------

APPENDIX B
PERFORMANCE INFORMATION (continued)

Chart 2

Total Return for the periods ended December 31, 2000:
------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Accumulation Unit Performance

                                                                                  Column B                       Column C
                                                                               (reflects all           (reflects separate account
                                              Portfolio Performance             charges and                 product charges and
                                                    Column A                 portfolio expenses)            portfolio expenses)
------------------------------------------------------------------------------------------------------------------------------------

                               Portfolio                    10 yrs or                      10 yrs or                      10 yrs or
                               Inception                    since                          since                          since
Portfolio                      Date         1 yr   5 yrs    inception     1 yr     5 yrs   inception     1 yr     5 yrs   inception
------------------------------------------------------------------------------------------------------------------------------------
Scudder Variable Series I (Class B)
(formerly, Scudder Variable Life Investment Fund) (9)
   International                5/8/97   -21.73%      N/A     10.94%    -29.03%      N/A     7.28%     -23.28%      N/A     8.90%
------------------------------------------------------------------------------------------------------------------------------------

Scudder Variable Series II
(formerly, Kemper Variable Series)
   Scudder Government
      Securities                9/3/87    10.93%     6.31%     7.52%      3.09%     3.14%    4.87%       8.95%     4.07%    5.32%
   Scudder Small
      Cap Growth                5/2/94   -10.71%    19.66%    19.65%    -18.09%    16.68%   16.94%     -12.30%    17.45%   17.52%
   Scudder Small
      Cap Value                 5/1/96     4.05%      N/A      3.56%     -3.64%      N/A     0.51%       2.20%      N/A     1.71%
------------------------------------------------------------------------------------------------------------------------------------

APPENDIX B
PERFORMANCE INFORMATION (continued)

(1)  Performance information shown reflects the deduction of a .25% 12b-1 fee.

(2 Performance information shown is for the Initial Class Shares of the Fund. The Service Class Shares have a .25% 12b-1 fee. If this fee were reflected in the performance information shown, performance would be lower.

(3) Service Class 2 Shares include an asset-based distribution fee (12b-1 fee). The initial offering of Service Class 2 shares took place on January 12, 2000, at which time a .25% 12b-1 fee was imposed. Returns prior to that date do not include the effect of the Service Class 2 .25% 12b-1 fee. Returns listed would have been lower for each Portfolio if the Service Class fee structure had been in place and was reflected in the performance.

(4)  For  the  Templeton   Developing  Markets  Securities  Fund  and  Templeton
     International Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of the Templeton Developing Markets and International Funds, respectively.

(5)  Ongoing  stock  market  volatility  can  dramatically   change  the  fund's
     short-term performance; current results may differ.

(6) Because Class 2 shares were not offered until 1/6/99 (5/1/97 for Templeton Developing Markets Securities and Templeton International Securities Funds), standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning on 1/6/99 (or 5/1/97), Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(7) Service Class Shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial Class shares, the blended Service Class share performance is higher than it would have been had Service Class shares been offered for the entire period.

(8) Performance information shown reflects the deduction of a .15% 12b-1 fee. The estimated 12b-1 fee for the year ending December 31, 2001 is .25% for each Fund. If this higher 12b-1 fee had been in effect, the performance information shown would be lower.

(9)  Performance information shown reflects the deduction of a .25% 12b-1 fee.

APPENDIX C
EDCA Examples with Multiple Purchase Payments

In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be 3%, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent purchase payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term.



6-Month EDCA

The following example demonstrates how the 6-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple purchase payments are allocated to the program. The example assumes that a $12,000 purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 12% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:

Account Value 1st Payment Bucket (month 2) =

Account Value 1st Payment Bucket (month 1) x
(1+EDCA Rate)(1/12) - EDCA Transfer Amount

At the beginning of the 4th month, a second purchase payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is credited with a 10% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.



                                                                                                    ------Account Values------

    Beg of           Amount Allocated               Actual EDCA              EDCA               1st Payment          2nd Payment
     Month                to EDCA                    Transfer            Account Value            Bucket               Bucket
     -----                -------                    --------            -------------            ------               ------

    1                      12000                       2000                   10000               10000
    2                                                  2000                    8095                8095
    3                                                  2000                    6172                6172
    4                       6000                       3000                    9230                3230                  6000
    5                                                  3000                    6309                 261                  6048
    6                                                  3000                    3359                   0                  3359
    7                                                  3000                     386                   0                   386
    8                                                   389                       0                   0                     0
    9                                                     0                       0                   0                     0
    10                                                    0                       0                   0                     0
    11                                                    0                       0                   0                     0
    12                                                    0                       0                   0                     0
    13                                                    0                       0                   0                     0
    14                                                    0                       0                   0                     0
    15                                                    0                       0                   0                     0



12-Month EDCA

The following example demonstrates how the 12-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple purchase payments are allocated to the program. The example assumes that a $24,000 purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 12% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA account value are accumulated at the EDCA interest rate using the following formula:

Account Value 1st Payment Bucket (month 2) =

Account Value 1st Payment Bucket (month 1) x
(1+EDCA Rate)(1/12) - EDCA Transfer Amount

At the beginning of the 6th month, a second purchase payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is credited with a 10% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.







                                                                                                    ------Account Values------

    Beg of           Amount Allocated               Actual EDCA              EDCA               1st Payment          2nd Payment
     Month                to EDCA                    Transfer            Account Value            Bucket               Bucket
     -----                -------                    --------            -------------            ------               ------

    1                      24000                       2000                   22000               22000
    2                                                  2000                   20209               20209
    3                                                  2000                   18401               18401
    4                                                  2000                   16575               16575
    5                                                  2000                   14732               14732
    6                      12000                       3000                   23872               11872                 12000
    7                                                  3000                   21801                8985                 12096
    8                                                  3000                   18262                6070                 12192
    9                                                  3000                   15417                3128                 12289
    10                                                 3000                   12545                 157                 12387
    11                                                 3000                    9645                   0                  9645
    12                                                 3000                    6722                   0                  6722
    13                                                 3000                    3776                   0                  3776
    14                                                 3000                     806                   0                   806
    15                                                  812                       0                   0                     0





Please send me, at no charge, the Statement of Additional Information dated May 1, 2001, for the annuity contract issued by MetLife Investors.


(Please print or type and fill in all information)


-----------------------------------------------------------
Name


-----------------------------------------------------------
Address


-----------------------------------------------------------
City                         State             Zip Code

CL-7086 (5/01)                                                    SAIPC-501AA

-----------------------
-----------------------
-----------------------


                      MetLife Investors Insurance Company
                            Attn: Variable Products
                                 P.O. Box 10366
                           Des Moines, IA 50306-0366


                                  [back cover]

                              MetLife Investors(R)

                       MetLife Investors Insurance Company

                         Marketing and Executive Office
                            610 Newport Center Drive
                                   Suite 1400
                            Newport Beach, CA 92660
                                  800-989-3752


                             Annuity Service Office
                                 P.O. Box 10366
                           Des Moines, IA 50306-0366
                                  800-343-8496


CL-7071 (5/01)                                             PROS-501AA (5/01)